John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 96.8%		$260,381,248
(Cost $221,330,509)
Australia 0.0%		48,041
MMG, Ltd. (A)	220,000	48,041
Belgium 0.0%		114,292
Titan Cement International SA (A)	5,632	114,292
Brazil 7.3%		19,739,658
AES Tiete Energia SA	25,246	75,016
AES Tiete Energia SA	83	53
Aliansce Sonae Shopping Centers SA	7,959	83,641
Alliar Medicos A Frente SA	3,900	17,291
Alupar Investimento SA	12,050	73,603
Ambev SA	8,500	36,018
Ambev SA, ADR	137,104	577,208
Arezzo Industria e Comercio SA	4,191	61,325
Atacadao SA	21,400	94,573
B3 SA - Brasil Bolsa Balcao	38,078	427,846
Banco Bradesco SA	37,802	276,258
Banco BTG Pactual SA	8,288	135,977
Banco do Brasil SA	30,737	346,015
Banco Santander Brasil SA	7,500	78,265
BB Seguridade Participacoes SA	24,029	195,129
BR Malls Participacoes SA	52,104	193,712
BR Properties SA (A)	8,524	25,731
BrasilAgro - Co Brasileira de Propriedades Agricolas	4,216	16,730
Braskem SA, ADR (B)	5,886	77,695
BRF SA (A)	18,790	161,684
Camil Alimentos SA	11,340	19,794
CCR SA	133,369	542,460
Centrais Eletricas Brasileiras SA	8,400	69,106
Cia de Locacao das Americas	23,748	96,928
Cia de Saneamento Basico do Estado de Sao Paulo	15,692	210,712
Cia de Saneamento de Minas Gerais-COPASA	4,135	66,464
Cia de Saneamento do Parana	6,940	149,891
Cia de Saneamento do Parana	1,000	4,103
Cia Energetica de Minas Gerais	7,404	25,743
Cia Hering	4,235	31,480
Cia Paranaense de Energia	2,800	43,676
Cia Siderurgica Nacional SA	77,620	232,656
Cielo SA	45,420	83,358
Cogna Educacao	71,988	176,327
Construtora Tenda SA	5,866	32,990
Cosan Logistica SA (A)	21,384	108,544
Cosan SA	7,044	103,621
CSU Cardsystem SA	6,521	11,922
CVC Brasil Operadora e Agencia de Viagens SA	10,802	102,644
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,095	120,604
Cyrela Commercial Properties SA Empreendimentos e Participacoes (A)	2,100	10,808
Dimed SA Distribuidora da Medicamentos	300	34,793
Direcional Engenharia SA	7,825	21,421
Duratex SA	61,238	209,445
EcoRodovias Infraestrutura e Logistica SA (A)	14,116	48,179
EDP - Energias do Brasil SA	21,167	99,193
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Embraer SA	82,468	$351,595
Enauta Participacoes SA	7,100	23,361
Energisa SA	23,068	249,985
Eneva SA (A)	7,600	67,550
Engie Brasil Energia SA	6,293	70,292
Equatorial Energia SA	66,185	323,914
Even Construtora e Incorporadora SA (A)	13,157	38,846
Ez Tec Empreendimentos e Participacoes SA	4,712	47,754
Fleury SA	13,465	90,706
Gafisa SA (A)	7,901	11,888
Grendene SA	9,503	24,130
Guararapes Confeccoes SA	5,552	25,952
Helbor Empreendimentos SA (A)	31,832	27,368
Hypera SA	13,932	109,845
Instituto Hermes Pardini SA	4,000	23,412
International Meal Company Alimentacao SA	15,000	24,872
Iochpe Maxion SA	14,621	66,272
IRB Brasil Resseguros SA	19,926	175,130
Itau Unibanco Holding SA	40,051	281,531
JBS SA	65,822	438,430
JHSF Participacoes SA	17,839	23,807
JSL SA	8,300	41,777
Klabin SA	34,118	142,719
Light SA	9,244	44,215
Localiza Rent a Car SA	151,623	1,589,039
LOG Commercial Properties e Participacoes SA	4,489	29,635
Lojas Americanas SA	4,780	18,415
Lojas Renner SA	61,656	754,371
M Dias Branco SA	2,200	17,361
Magazine Luiza SA	22,910	244,593
Mahle-Metal Leve SA	6,356	37,232
Marcopolo SA	29,400	23,194
Marisa Lojas SA (A)	5,589	15,737
Mills Estruturas e Servicos de Engenharia SA (A)	15,517	25,692
Movida Participacoes SA	6,397	24,735
MRV Engenharia e Participacoes SA	18,204	75,977
Natura Cosmeticos SA	20,670	161,359
Notre Dame Intermedica Participacoes SA	9,420	125,446
Odontoprev SA	32,809	122,132
Omega Geracao SA (A)	3,124	27,088
Petro Rio SA (A)	6,630	36,566
Petrobras Distribuidora SA	31,645	208,914
Petroleo Brasileiro SA	339,519	2,504,471
Porto Seguro SA	7,284	101,354
Portobello SA	11,800	11,204
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,522
Qualicorp Consultoria e Corretora de Seguros SA	32,757	272,736
Raia Drogasil SA	11,976	320,806
Restoque Comercio e Confeccoes de Roupas SA	6,802	25,819
Rumo SA (A)	49,929	286,104
Sao Carlos Empreendimentos e Participacoes SA	4,200	41,467
Sao Martinho SA	17,485	86,440
Ser Educacional SA (C)	3,448	18,854
SLC Agricola SA	9,252	41,805
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Smiles Fidelidade SA	6,000	$49,503
Springs Global Participacoes SA (A)	59	149
Sul America SA	41,108	512,576
Suzano SA	17,626	158,787
T4F Entretenimento SA	3,900	4,882
Tecnisa SA (A)	42,403	14,222
Tegma Gestao Logistica SA	2,700	19,764
TIM Participacoes SA	40,000	129,343
TOTVS SA	4,300	64,637
Transmissora Alianca de Energia Eletrica SA	30,311	202,469
Trisul SA	7,593	23,997
Tupy SA	4,722	21,983
Ultrapar Participacoes SA	32,386	164,083
Unipar Carbocloro SA	1,400	9,970
Usinas Siderurgicas de Minas Gerais SA	14,444	31,899
Vale SA (A)	205,653	2,423,905
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,438	23,735
Vulcabras Azaleia SA (A)	965	1,766
WEG SA	9,682	67,943
Wiz Solucoes e Corretagem de Seguros SA	9,413	28,014
YDUQS Part	20,530	199,980
Chile 1.1%		2,944,894
AES Gener SA	251,124	47,769
Aguas Andinas SA, Class A	191,562	77,221
Banco de Chile	146,860	14,926
Banco de Chile, ADR (B)	1,901	38,856
Banco de Credito e Inversiones SA	1,196	50,890
Banco Santander Chile	1,585,820	84,603
Besalco SA	49,676	24,722
CAP SA	5,024	32,691
Cementos BIO BIO SA	2,795	2,921
Cencosud SA	65,404	79,095
Cia Cervecerias Unidas SA	9,825	89,674
Cia Sud Americana de Vapores SA (A)	690,005	22,441
Colbun SA	333,339	47,487
Cristalerias de Chile SA	51,221	318,472
Empresa Nacional de Telecomunicaciones SA (A)	18,775	115,044
Empresas CMPC SA	21,806	47,310
Empresas COPEC SA	6,380	50,563
Empresas Hites SA	55,395	11,912
Enel Americas SA	2,196,149	422,152
Enel Chile SA, ADR	94,454	354,203
Engie Energia Chile SA	23,657	29,139
Forus SA	5,056	7,234
Grupo Security SA	128,502	30,377
Inversiones Aguas Metropolitanas SA	29,967	28,895
Inversiones La Construccion SA	2,123	20,074
Itau CorpBanca	5,398,734	26,398
Latam Airlines Group SA	8,576	90,460
Latam Airlines Group SA, ADR (B)	6,630	70,742
Masisa SA (A)	722,331	30,106
Molibdenos y Metales SA	7,542	77,939
Multiexport Foods SA	109,627	46,783
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Chile (continued)
Parque Arauco SA	37,205	$80,266
PAZ Corp. SA	60,171	49,785
Ripley Corp. SA	79,393	33,288
SACI Falabella	16,183	65,336
Salfacorp SA	20,240	10,451
Sigdo Koppers SA	71,862	84,938
SMU SA	80,372	14,698
Sociedad Matriz SAAM SA	638,979	44,727
Socovesa SA	306,550	95,350
SONDA SA	29,383	25,042
Vina Concha y Toro SA	27,860	49,914
China 14.7%		39,551,389
21Vianet Group, Inc., ADR (A)	1,999	13,533
361 Degrees International, Ltd.	46,000	8,343
3SBio, Inc. (A)(C)	46,500	67,117
51job, Inc., ADR (A)(B)	603	47,408
58.com, Inc., ADR (A)	2,447	150,539
AAC Technologies Holdings, Inc.	33,500	236,326
Acorn International, Inc., ADR	300	5,301
Agile Group Holdings, Ltd.	93,250	130,841
Agricultural Bank of China, Ltd., H Shares	651,000	263,578
Air China, Ltd., H Shares	78,000	70,967
Alibaba Group Holding, Ltd., ADR (A)	13,313	2,662,600
Aluminum Corp. of China, Ltd., H Shares (A)	126,000	38,619
Angang Steel Company, Ltd., H Shares	44,200	16,768
Anhui Conch Cement Company, Ltd., H Shares	61,500	393,445
Anhui Expressway Company, Ltd., H Shares	20,000	11,495
ANTA Sports Products, Ltd.	29,000	272,721
Anton Oilfield Services Group	144,000	13,789
Aowei Holdings, Ltd. (A)	10,063,000	2,249,397
Asia Cement China Holdings Corp.	36,500	49,050
AviChina Industry & Technology Company, Ltd., H Shares	124,000	56,542
BAIC Motor Corp., Ltd., H Shares (C)	130,500	73,149
Baidu, Inc., ADR (A)	4,795	568,351
Bank of China, Ltd., H Shares	1,610,075	645,730
Bank of Chongqing Company, Ltd., H Shares	37,000	21,599
Bank of Communications Company, Ltd., H Shares	168,858	110,843
Baoye Group Company, Ltd., H Shares (A)	46,000	29,169
Baozun, Inc., ADR (A)(B)	1,563	59,347
BBMG Corp., H Shares	115,500	31,859
Beijing Capital International Airport Company, Ltd., H Shares	80,415	76,028
Beijing Capital Land, Ltd., H Shares	54,000	18,291
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	8,431
Beijing North Star Company, Ltd., H Shares	40,000	12,370
Best Pacific International Holdings, Ltd.	84,000	21,547
Billion Industrial Holdings, Ltd.	12,000	7,667
Bitauto Holdings, Ltd., ADR (A)	2,485	36,927
BYD Company, Ltd., H Shares (B)	26,000	123,016
BYD Electronic International Company, Ltd.	41,983	75,076
CAR, Inc. (A)	26,000	19,067
Cayman Engley Industrial Company, Ltd.	4,589	14,195
Central China Real Estate, Ltd.	54,538	29,199
Central China Securities Company, Ltd., H Shares	53,000	10,424
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
CGN Power Company, Ltd., H Shares (C)	293,000	$73,383
Changshouhua Food Company, Ltd.	71,000	30,574
Changyou.com, Ltd., ADR	979	9,349
Chaowei Power Holdings, Ltd.	70,000	24,593
Cheetah Mobile, Inc., ADR	1,459	4,873
China Aircraft Leasing Group Holdings, Ltd.	15,000	15,596
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Aoyuan Group, Ltd.	94,000	134,445
China BlueChemical, Ltd., H Shares	57,000	13,617
China Cinda Asset Management Company, Ltd., H Shares	284,000	59,133
China CITIC Bank Corp., Ltd., H Shares	249,962	136,649
China Coal Energy Company, Ltd., H Shares	89,000	35,237
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	372,192
China Communications Construction Company, Ltd., H Shares	120,202	93,540
China Communications Services Corp., Ltd., H Shares	97,200	65,433
China Conch Venture Holdings, Ltd.	48,000	186,724
China Construction Bank Corp., H Shares	2,035,000	1,618,867
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	17,227
China Dili Group (A)	120,400	37,695
China Distance Education Holdings, Ltd., ADR (A)	302	2,422
China Dongxiang Group Company, Ltd.	152,000	17,086
China Eastern Airlines Corp., Ltd. (A)	810	20,534
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	18,280
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	10,462
China Energy Engineering Corp., Ltd., H Shares	354,000	38,891
China Everbright Bank Company, Ltd., H Shares	47,000	20,291
China Evergrande Group (A)(B)	81,566	194,662
China Financial Services Holdings, Ltd.	94,000	5,233
China Galaxy Securities Company, Ltd., H Shares	72,000	36,583
China Greenland Broad Greenstate Group Company, Ltd. (A)	44,000	2,333
China Harmony New Energy Auto Holding, Ltd.	42,500	17,108
China Hongqiao Group, Ltd.	176,000	92,384
China Huarong Asset Management Company, Ltd., H Shares (C)	403,000	58,708
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	26,378
China Index Holdings, Ltd., ADR (A)	2,348	8,241
China International Capital Corp., Ltd., H Shares (B)(C)	36,400	62,635
China International Marine Containers Group Company, Ltd., H Shares	23,520	20,310
China Lesso Group Holdings, Ltd.	65,000	68,091
China Life Insurance Company, Ltd., H Shares	118,000	297,738
China Lilang, Ltd.	25,000	20,181
China Logistics Property Holdings Company, Ltd. (A)(C)	73,000	28,442
China Longyuan Power Group Corp., Ltd., H Shares	145,000	78,553
China Machinery Engineering Corp., H Shares	92,000	36,577
China Maple Leaf Educational Systems, Ltd.	56,000	19,531
China Medical System Holdings, Ltd.	73,800	105,008
China Meidong Auto Holdings, Ltd.	42,000	47,396
China Merchants Bank Company, Ltd., H Shares	148,461	701,503
China Merchants Securities Company, Ltd., H Shares (C)	7,800	8,675
China Minsheng Banking Corp., Ltd., H Shares	184,340	128,311
China Modern Dairy Holdings, Ltd. (A)	167,000	24,530
China Molybdenum Company, Ltd., H Shares	159,000	54,420
China National Building Material Company, Ltd., H Shares	254,600	246,169
China Oilfield Services, Ltd., H Shares	80,000	107,695
China Oriental Group Company, Ltd.	36,000	14,856
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Pacific Insurance Group Company, Ltd., H Shares	56,800	$200,879
China Petroleum & Chemical Corp., H Shares (B)	906,000	508,089
China Railway Construction Corp., Ltd., H Shares	62,335	64,347
China Railway Group, Ltd., H Shares	132,000	77,272
China Railway Signal & Communication Corp., Ltd., H Shares (C)	57,000	30,579
China Reinsurance Group Corp., H Shares	156,000	24,709
China Resources Medical Holdings Company, Ltd.	33,500	18,533
China Resources Pharmaceutical Group, Ltd. (C)	48,500	42,367
China Sanjiang Fine Chemicals Company, Ltd.	72,000	12,875
China SCE Group Holdings, Ltd.	133,000	63,406
China Shenhua Energy Company, Ltd., H Shares	164,000	317,536
China Shineway Pharmaceutical Group, Ltd.	17,000	17,438
China Southern Airlines Company, Ltd., H Shares	98,000	61,253
China Suntien Green Energy Corp., Ltd., H Shares	88,000	24,173
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,856
China Telecom Corp., Ltd., ADR	509	19,286
China Telecom Corp., Ltd., H Shares	300,000	113,532
China Tian Lun Gas Holdings, Ltd.	14,422	12,679
China Tianrui Group Cement Company, Ltd. (A)	25,000	22,783
China Vanke Company, Ltd., H Shares	52,100	194,999
China XLX Fertiliser, Ltd.	50,000	13,032
China Yuhua Education Corp., Ltd. (C)	48,000	29,543
China Yurun Food Group, Ltd. (A)	32,000	3,471
China ZhengTong Auto Services Holdings, Ltd.	40,500	11,526
China Zhongwang Holdings, Ltd.	98,200	39,273
Chinasoft International, Ltd. (A)(B)	80,000	38,010
Chlitina Holding, Ltd.	4,000	31,323
Chongqing Rural Commercial Bank Company, Ltd., H Shares	31,000	15,404
CIFI Holdings Group Company, Ltd.	107,488	78,309
CITIC Securities Company, Ltd., H Shares	36,500	67,732
CNOOC, Ltd.	583,000	846,300
CNOOC, Ltd., ADR	1,416	205,632
Cogobuy Group (A)(B)(C)	44,000	7,357
Colour Life Services Group Company, Ltd. (A)	39,000	21,710
Consun Pharmaceutical Group, Ltd.	29,000	16,223
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	20,345
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	34,657
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	75,500	27,869
Country Garden Holdings Company, Ltd.	325,987	454,545
Country Garden Services Holdings Company, Ltd.	39,642	128,265
CPMC Holdings, Ltd.	27,000	11,827
CRRC Corp., Ltd., H Shares	78,000	51,308
CSC Financial Company, Ltd., H Shares (C)	13,500	9,222
CSPC Pharmaceutical Group, Ltd.	156,000	355,032
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (A)(B)	16,000	11,771
CT Environmental Group, Ltd. (A)(D)	154,000	6,020
Dali Foods Group Company, Ltd. (C)	117,000	79,517
Datang International Power Generation Company, Ltd., H Shares	132,000	24,456
Dongfang Electric Corp., Ltd., H Shares	18,600	9,979
Dongfeng Motor Group Company, Ltd., H Shares	100,000	96,043
Dongyue Group, Ltd.	69,000	35,161
E-Commodities Holdings, Ltd.	300,000	13,229
EEKA Fashion Holdings, Ltd. (B)	51,000	63,702
ENN Energy Holdings, Ltd.	20,300	220,628
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Everbright Securities Company, Ltd., H Shares (C)	9,800	$7,229
Fang Holdings, Ltd., ADR (A)(B)	2,348	4,461
Fanhua, Inc., ADR (B)	1,300	35,360
Fantasia Holdings Group Company, Ltd. (A)	64,500	10,803
Flat Glass Group Company, Ltd., H Shares (B)	46,000	24,172
Fosun International, Ltd.	36,693	49,401
Fu Shou Yuan International Group, Ltd.	43,000	36,958
Fufeng Group, Ltd. (A)	88,000	38,547
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,779
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	22,400	66,081
GDS Holdings, Ltd., ADR (A)(B)	1,617	75,708
Genertec Universal Medical Group Company, Ltd. (C)	53,000	36,861
Genscript Biotech Corp. (A)	24,000	57,940
GF Securities Company, Ltd., H Shares	38,400	41,080
Golden Eagle Retail Group, Ltd.	50,000	54,492
GOME Retail Holdings, Ltd. (A)(B)	643,000	56,672
Grand Baoxin Auto Group, Ltd. (A)	48,950	9,070
Great Wall Motor Company, Ltd., H Shares	90,000	69,537
Greatview Aseptic Packaging Company, Ltd.	54,000	24,698
Greenland Hong Kong Holdings, Ltd.	76,250	28,565
Greentown China Holdings, Ltd. (B)	30,500	31,411
Greentown Service Group Company, Ltd.	44,000	48,210
Guangshen Railway Company, Ltd., ADR	7,224	114,789
Guangzhou Automobile Group Company, Ltd., H Shares (B)	68,000	72,609
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	36,162
Guangzhou R&F Properties Company, Ltd., H Shares	63,799	107,229
Guorui Properties, Ltd.	53,000	10,641
Guotai Junan Securities Company, Ltd., H Shares (C)	11,400	17,328
Haichang Ocean Park Holdings, Ltd. (A)(C)	86,000	11,105
Hailiang Education Group, Inc., ADR (A)	667	43,889
Hainan Meilan International Airport Company, Ltd., H Shares (A)	12,000	7,617
Haitian International Holdings, Ltd.	42,000	93,866
Haitong Securities Company, Ltd., H Shares	54,000	53,877
Harbin Bank Company, Ltd., H Shares (A)(C)	190,000	38,338
Harbin Electric Company, Ltd., H Shares (A)	44,000	11,072
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	10,320
HC Group, Inc. (A)	21,500	7,006
Hengan International Group Company, Ltd.	30,000	198,079
Hiroca Holdings, Ltd.	7,000	14,868
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	17,624
Honghua Group, Ltd. (A)	191,000	10,858
Honworld Group, Ltd. (C)	20,500	10,313
Hopefluent Group Holdings, Ltd.	16,000	3,513
HOSA International, Ltd. (A)(D)	86,000	2,071
Hua Hong Semiconductor, Ltd. (B)(C)	26,000	46,098
Huadian Fuxin Energy Corp., Ltd., H Shares	112,000	20,458
Huadian Power International Corp., Ltd., H Shares	84,000	30,578
Huaneng Power International, Inc., H Shares	160,000	79,301
Huaneng Renewables Corp., Ltd., H Shares	250,000	95,556
Huatai Securities Company, Ltd., H Shares (C)	32,400	48,574
Huazhu Group, Ltd., ADR	4,110	140,603
Huishang Bank Corp., Ltd., H Shares	40,200	15,351
Industrial & Commercial Bank of China, Ltd., H Shares	1,599,000	1,139,590
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	308,751
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
JD.com, Inc., ADR (A)	7,199	$235,047
Jiangsu Expressway Company, Ltd., H Shares	50,000	66,677
Jiangxi Copper Company, Ltd., H Shares	50,000	57,662
Jingrui Holdings, Ltd.	40,000	12,785
JinkoSolar Holding Company, Ltd., ADR (A)(B)	1,197	21,965
JNBY Design, Ltd.	9,000	12,523
Kaisa Group Holdings, Ltd. (A)	100,000	39,362
Kasen International Holdings, Ltd. (A)(B)	27,000	12,004
Kinetic Mines and Energy, Ltd.	156,000	7,471
KWG Group Holdings, Ltd. (A)	70,012	76,982
Launch Tech Company, Ltd., H Shares	15,600	6,572
Legend Holdings Corp., H Shares (C)	9,000	18,502
Lenovo Group, Ltd.	398,000	262,812
LexinFintech Holdings, Ltd., ADR (A)(B)	843	10,040
Li Ning Company, Ltd.	52,500	168,407
Lifetech Scientific Corp. (A)	134,000	22,934
Link Motion, Inc., ADR (A)(D)	6,959	964
Logan Property Holdings Company, Ltd.	80,000	117,309
Longfor Group Holdings, Ltd. (C)	62,500	255,835
Lonking Holdings, Ltd.	157,000	44,719
Luye Pharma Group, Ltd. (B)(C)	77,000	56,549
Metallurgical Corp. of China, Ltd., H Shares	93,000	19,368
Minth Group, Ltd.	24,000	82,488
Modern Land China Company, Ltd.	116,000	16,305
Momo, Inc., ADR	6,050	226,452
NetEase, Inc., ADR	1,786	563,162
New Century Healthcare Holding Company, Ltd. (A)(C)	31,500	11,587
New China Life Insurance Company, Ltd., H Shares	23,100	88,957
New Oriental Education & Technology Group, Inc., ADR (A)	1,948	235,864
Noah Holdings, Ltd., ADR (A)(B)	409	11,918
NVC Lighting Holding, Ltd.	168,000	4,272
On-Bright Electronics, Inc.	4,160	24,661
O-Net Technologies Group, Ltd.	20,000	10,828
Orient Securities Company, Ltd., H Shares (C)	29,200	16,435
Pacific Online, Ltd.	50,000	11,946
PetroChina Company, Ltd., H Shares	1,006,000	462,150
PICC Property & Casualty Company, Ltd., H Shares	160,894	186,169
Ping An Insurance Group Company of China, Ltd., H Shares	202,000	2,293,772
Postal Savings Bank of China Company, Ltd., H Shares (C)	143,000	92,786
Powerlong Real Estate Holdings, Ltd.	92,000	53,591
Q Technology Group Company, Ltd. (A)	17,000	25,188
Qingdao Port International Company, Ltd., H Shares (C)	40,000	23,505
Qingling Motors Company, Ltd., H Shares	34,000	8,164
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	11,633
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	13,880	11,446
Redco Properties Group, Ltd. (C)	66,000	38,371
Ronshine China Holdings, Ltd. (A)	13,500	15,693
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	19,580
Seazen Group, Ltd. (A)	108,000	115,069
Secoo Holding, Ltd., ADR (A)	313	1,988
Semiconductor Manufacturing International Corp., ADR (A)	11,174	70,284
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	7,871
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	64,000	77,239
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Shanghai Electric Group Company, Ltd., H Shares	92,000	$28,321
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	15,000	42,152
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	17,387
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	1,900	11,262
Shanghai Jin Jiang Capital Company, Ltd., H Shares	70,000	12,524
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	28,900	51,831
Shanghai Prime Machinery Company, Ltd., H Shares	60,000	5,978
Shengjing Bank Company, Ltd., H Shares (C)	21,500	15,377
Shenguan Holdings Group, Ltd. (A)	214,000	7,791
Shenzhen Expressway Company, Ltd., H Shares	42,000	56,017
Shenzhou International Group Holdings, Ltd.	21,800	287,378
Shui On Land, Ltd.	257,067	53,810
Sichuan Expressway Company, Ltd., H Shares	64,000	18,964
Sihuan Pharmaceutical Holdings Group, Ltd.	153,000	17,391
Silergy Corp.	2,000	58,188
SINA Corp. (A)	1,876	65,454
Sino-Ocean Group Holding, Ltd.	185,681	68,905
Sinopec Engineering Group Company, Ltd., H Shares	82,500	48,331
Sinopec Oilfield Service Corp., H Shares (A)	174,000	17,332
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	124,000	34,365
Sinopharm Group Company, Ltd., H Shares	46,800	154,569
Sinosoft Technology Group, Ltd.	103,000	19,074
Sinotrans, Ltd., H Shares	114,574	35,696
Sinotruk Hong Kong, Ltd.	41,055	69,325
Skyfame Realty Holdings, Ltd.	168,000	21,919
SOHO China, Ltd.	102,500	35,375
Sohu.com, Ltd., ADR (A)	975	9,984
Springland International Holdings, Ltd.	70,000	19,145
Sun King Power Electronics Group	54,000	6,750
Sunac China Holdings, Ltd.	120,000	585,520
Sunny Optical Technology Group Company, Ltd.	17,500	286,489
TAL Education Group, ADR (A)	2,021	89,449
Tarena International, Inc., ADR (A)	3,186	2,804
Tencent Holdings, Ltd.	113,200	4,776,492
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,444
The People's Insurance Company Group of China, Ltd., H Shares	143,000	57,357
Tian Ge Interactive Holdings, Ltd. (A)(C)	32,000	7,646
Tiangong International Company, Ltd.	50,000	19,354
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	5,786
Tianneng Power International, Ltd.	48,700	32,036
Tingyi Cayman Islands Holding Corp.	92,000	149,690
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	17,243
TravelSky Technology, Ltd., H Shares	30,500	74,256
Trigiant Group, Ltd.	32,000	5,638
Trip.com Group, Ltd., ADR (A)	8,677	288,423
Tsaker Chemical Group, Ltd. (C)	22,500	4,861
Tsingtao Brewery Company, Ltd., H Shares	10,000	61,832
Tuniu Corp., ADR (A)	1,300	3,289
Uni-President China Holdings, Ltd.	78,600	79,783
Vipshop Holdings, Ltd., ADR (A)	14,755	188,569
Want Want China Holdings, Ltd.	238,000	204,899
Weibo Corp., ADR (A)(B)	2,179	93,283
Weichai Power Company, Ltd., H Shares	94,600	161,663
West China Cement, Ltd.	162,000	25,652
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Wisdom Education International Holdings Company, Ltd. (B)	38,000	$16,766
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	17,000	19,975
Xiamen International Port Company, Ltd., H Shares	88,662	12,686
Xingda International Holdings, Ltd. (B)	40,000	10,725
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	16,227
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	33,298	37,046
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	9,554
Xinyi Solar Holdings, Ltd.	89,600	55,068
Xinyuan Real Estate Company, Ltd., ADR	4,413	17,034
Xtep International Holdings, Ltd.	68,949	35,492
Xunlei, Ltd., ADR (A)(B)	3,300	17,061
Yadea Group Holdings, Ltd. (B)(C)	60,000	15,332
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (C)	6,500	10,396
Yanzhou Coal Mining Company, Ltd., H Shares	114,000	100,769
Yashili International Holdings, Ltd.	114,000	10,191
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	5,600	29,435
Yida China Holdings, Ltd. (A)	28,000	7,864
Yihai International Holding, Ltd. (A)	14,000	89,033
Yiren Digital, Ltd. (A)	1,046	5,418
Youyuan International Holdings, Ltd. (A)(D)	26,000	864
Yum China Holdings, Inc.	12,419	552,894
Yuzhou Properties Company, Ltd.	142,508	65,621
YY, Inc., ADR (A)	1,940	123,753
Zhejiang Expressway Company, Ltd., H Shares	68,000	59,482
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	8,071
Zhong An Group, Ltd. (A)	314,400	9,569
Zhongsheng Group Holdings, Ltd.	28,500	101,012
Zhou Hei Ya International Holdings Company, Ltd. (C)	37,500	24,196
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	19,400	66,273
Zijin Mining Group Company, Ltd., H Shares	263,384	98,644
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	36,600	25,895
ZTE Corp., H Shares (A)	24,600	65,491
ZTO Express Cayman, Inc., ADR	5,137	109,315
Colombia 0.4%		1,026,910
Almacenes Exito SA	21,397	91,256
Banco de Bogota SA	5,904	144,366
Bancolombia SA	6,272	73,115
Bolsa de Valores de Colombia	6,297	19,945
Celsia SA ESP	85,502	105,751
Cementos Argos SA	29,845	53,885
CEMEX Latam Holdings SA (A)	25,752	31,631
Corp. Financiera Colombiana SA (A)	12,127	101,028
Ecopetrol SA	127,985	117,721
Empresa de Telecomunicaciones de Bogota (A)	50,637	3,441
Grupo Argos SA	19,876	99,124
Grupo de Inversiones Suramericana SA	6,239	57,723
Grupo Energia Bogota SA ESP	37,258	23,094
Grupo Nutresa SA	4,184	30,573
Interconexion Electrica SA ESP	13,996	74,257
Czech Republic 0.2%		488,052
CEZ AS	8,414	185,075
Komercni banka AS	2,295	78,153
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
Czech Republic (continued)
Moneta Money Bank AS (C)	49,057	$167,528
O2 Czech Republic AS	3,507	34,784
Philip Morris CR AS	36	22,512
Egypt 0.2%		399,006
Commercial International Bank Egypt SAE, GDR	82,986	399,006
Greece 0.4%		956,900
Aegean Airlines SA	2,916	26,837
Alpha Bank AE (A)	17,901	37,623
Athens Water Supply & Sewage Company SA	6,084	49,859
Bank of Greece	2,764	44,070
Ellaktor SA (A)	5,945	11,480
FF Group (A)(D)	6,657	11,002
Fourlis Holdings SA (A)	4,382	26,051
GEK Terna Holding Real Estate Construction SA (A)	8,220	64,322
Hellenic Exchanges - Athens Stock Exchange SA	1,960	9,911
Hellenic Petroleum SA	1,686	16,046
Hellenic Telecommunications Organization SA	9,331	140,132
Holding Company ADMIE IPTO SA	8,138	19,409
JUMBO SA	4,741	94,913
LAMDA Development SA (A)	1,982	15,709
Marfin Investment Group Holdings SA (A)	119,450	12,462
Motor Oil Hellas Corinth Refineries SA	3,947	92,336
Mytilineos SA	4,640	51,604
National Bank of Greece SA (A)	2,934	9,924
OPAP SA	6,306	77,402
Piraeus Bank SA (A)	19,370	67,684
Piraeus Port Authority SA	904	22,768
Public Power Corp. SA (A)	8,232	29,274
Terna Energy SA (A)	3,187	26,082
Hong Kong 4.2%		11,342,722
Ajisen China Holdings, Ltd.	58,000	18,324
Alibaba Health Information Technology, Ltd. (A)(B)	32,000	36,217
Alibaba Pictures Group, Ltd. (A)	250,000	41,531
AMVIG Holdings, Ltd.	117,333	30,280
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(B)(D)	144,000	5,519
Ausnutria Dairy Corp., Ltd. (A)	37,000	45,932
AVIC International Holding HK, Ltd.	186,799	3,912
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	12,180
Beijing Enterprises Holdings, Ltd.	21,430	94,718
Beijing Enterprises Water Group, Ltd. (A)	242,000	118,747
Beijing Properties Holdings, Ltd. (A)	834,000	22,914
Bosideng International Holdings, Ltd.	74,000	35,351
Brilliance China Automotive Holdings, Ltd. (B)	88,000	90,792
C C Land Holdings, Ltd.	240,540	53,156
Canvest Environmental Protection Group Company, Ltd. (B)	36,000	15,401
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	186,000	25,918
China Agri-Industries Holdings, Ltd.	165,600	86,963
China Animation Characters Company, Ltd.	17,000	4,517
China Chengtong Development Group, Ltd. (A)	158,000	3,817
China Everbright Greentech, Ltd. (C)	22,000	12,028
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Everbright International, Ltd.	136,111	$102,950
China Everbright, Ltd.	55,000	88,391
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,008
China Foods, Ltd.	58,000	23,336
China Gas Holdings, Ltd.	45,000	167,263
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	28,000	15,844
China High Precision Automation Group, Ltd. (A)(D)	74,000	8,791
China High Speed Transmission Equipment Group Company, Ltd. (B)	25,000	14,697
China Jinmao Holdings Group, Ltd.	156,000	103,754
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	51,000	195,113
China Merchants Land, Ltd. (A)	86,000	12,415
China Merchants Port Holdings Company, Ltd.	54,496	84,774
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Minsheng Financial Holding Corp., Ltd. (A)(B)	360,000	4,276
China Mobile, Ltd., ADR	61,686	2,327,413
China New Town Development Company, Ltd.	1,070,332	20,106
China NT Pharma Group Company, Ltd. (A)	112,500	3,023
China Oceanwide Holdings, Ltd. (A)(B)	240,000	8,592
China Oil & Gas Group, Ltd. (A)	337,040	11,625
China Overseas Grand Oceans Group, Ltd.	113,000	63,377
China Overseas Land & Investment, Ltd.	190,000	637,677
China Overseas Property Holdings, Ltd. (B)	65,667	40,448
China Power International Development, Ltd.	210,666	43,616
China Properties Group, Ltd. (A)	19,000	2,188
China Resources Beer Holdings Company, Ltd.	31,981	167,506
China Resources Cement Holdings, Ltd.	161,518	193,512
China Resources Gas Group, Ltd.	34,000	189,314
China Resources Land, Ltd.	140,444	608,011
China Resources Power Holdings Company, Ltd.	70,882	92,173
China South City Holdings, Ltd.	252,000	29,332
China State Construction International Holdings, Ltd.	103,600	81,756
China Taiping Insurance Holdings Company, Ltd.	65,310	150,989
China Traditional Chinese Medicine Holdings Company, Ltd.	142,000	63,311
China Travel International Investment Hong Kong, Ltd.	146,000	22,946
China Unicom Hong Kong, Ltd., ADR	72,323	615,469
China Vast Industrial Urban Development Company, Ltd. (C)	47,000	18,095
China Water Affairs Group, Ltd. (B)	62,000	47,598
China Water Industry Group, Ltd. (A)	40,000	2,249
CIMC Enric Holdings, Ltd.	20,000	10,965
CITIC Resources Holdings, Ltd.	310,000	19,401
CITIC, Ltd.	194,923	244,015
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	13,613
Comba Telecom Systems Holdings, Ltd.	96,000	22,315
Concord New Energy Group, Ltd.	440,000	20,802
COSCO SHIPPING International Hong Kong Company, Ltd.	82,000	21,258
COSCO SHIPPING Ports, Ltd.	88,291	71,825
CP Pokphand Company, Ltd.	458,000	38,626
CWT International, Ltd. (A)(D)	790,000	676
Dah Chong Hong Holdings, Ltd.	62,080	28,483
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	22,001
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	40,000	19,874
Essex Bio-technology, Ltd.	23,000	17,420
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Hong Kong (continued)
Far East Horizon, Ltd.	105,000	$95,333
Fullshare Holdings, Ltd. (A)(B)	110,000	2,475
GCL New Energy Holdings, Ltd. (A)	440,000	9,791
GCL-Poly Energy Holdings, Ltd. (A)(B)	729,000	21,326
Geely Automobile Holdings, Ltd.	197,000	368,412
Gemdale Properties & Investment Corp., Ltd.	288,000	33,462
Glorious Property Holdings, Ltd. (A)	516,000	16,231
Goldlion Holdings, Ltd.	122,000	37,566
Guangdong Investment, Ltd.	64,000	132,343
Haier Electronics Group Company, Ltd.	51,000	141,762
Health & Happiness H&H International Holdings, Ltd. (B)	13,000	56,636
Hi Sun Technology China, Ltd. (A)	105,000	17,170
HKC Holdings, Ltd.	12,016	10,045
Hopson Development Holdings, Ltd.	40,000	38,492
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,345
IMAX China Holding, Inc. (C)	7,100	15,189
Inspur International, Ltd.	28,000	11,476
Jiayuan International Group, Ltd.	37,748	14,425
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	8,138
Joy City Property, Ltd.	316,000	33,531
Ju Teng International Holdings, Ltd.	121,722	30,936
K Wah International Holdings, Ltd.	33,990	18,633
Kingboard Holdings, Ltd.	44,148	121,533
Kingboard Laminates Holdings, Ltd.	66,000	74,438
Kunlun Energy Company, Ltd.	194,000	164,299
Lai Fung Holdings, Ltd.	30,625	39,874
Lee & Man Chemical Company, Ltd.	14,000	6,350
Lee & Man Paper Manufacturing, Ltd.	73,000	49,418
Lee's Pharmaceutical Holdings, Ltd.	38,500	19,327
Lifestyle China Group, Ltd. (A)	9,000	2,702
LVGEM China Real Estate Investment Company, Ltd.	32,000	10,679
Mingfa Group International Company, Ltd. (A)(D)	995,000	84,080
Minmetals Land, Ltd.	126,000	20,114
Nan Hai Corp., Ltd.	1,900,000	25,440
NetDragon Websoft Holdings, Ltd.	9,000	20,819
New World Department Store China, Ltd. (A)	145,000	25,776
Nine Dragons Paper Holdings, Ltd.	105,000	106,902
Panda Green Energy Group, Ltd. (A)	146,000	3,802
PAX Global Technology, Ltd.	43,000	18,782
Phoenix Media Investment Holdings, Ltd.	76,000	5,439
Poly Property Group Company, Ltd.	98,000	35,065
Pou Sheng International Holdings, Ltd.	144,000	48,238
REXLot Holdings, Ltd. (A)(D)	2,065,304	4,986
Road King Infrastructure, Ltd.	13,000	23,654
Seaspan Corp. (B)	4,899	57,563
Shanghai Industrial Holdings, Ltd.	19,041	34,297
Shanghai Industrial Urban Development Group, Ltd.	108,541	13,454
Shenzhen International Holdings, Ltd.	53,538	113,114
Shenzhen Investment, Ltd.	197,175	77,579
Shimao Property Holdings, Ltd.	51,500	186,594
Shougang Concord International Enterprises Company, Ltd.	778,000	34,292
Shougang Fushan Resources Group, Ltd.	130,000	28,226
Silver Grant International Holdings Group, Ltd. (A)	72,334	11,078
Sino Biopharmaceutical, Ltd.	243,500	314,182
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Sinofert Holdings, Ltd. (A)	118,000	$11,906
Sinolink Worldwide Holdings, Ltd. (A)	320,000	19,015
Sinopec Kantons Holdings, Ltd.	46,000	18,099
Skyworth Group, Ltd.	82,000	21,999
SMI Holdings Group, Ltd. (A)(B)(D)	228,889	14,620
SRE Group, Ltd. (A)	908,000	6,031
SSY Group, Ltd.	76,733	60,372
Sun Art Retail Group, Ltd.	94,000	106,347
TCL Electronics Holdings, Ltd.	39,600	17,407
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,825
Texhong Textile Group, Ltd. (B)	19,000	19,734
Tian An China Investment Company, Ltd.	202,000	90,028
Tianjin Port Development Holdings, Ltd.	154,000	14,750
Tibet Water Resources, Ltd. (A)	149,000	8,761
Time Watch Investments, Ltd.	62,000	7,527
Tongda Group Holdings, Ltd.	170,000	12,592
Towngas China Company, Ltd. (A)	30,451	21,520
Truly International Holdings, Ltd. (A)	101,000	13,169
United Energy Group, Ltd. (A)	846,000	161,088
Vinda International Holdings, Ltd.	24,000	41,951
Yuexiu Property Company, Ltd.	437,516	93,392
Yuexiu Transport Infrastructure, Ltd.	36,000	31,456
Zhongyu Gas Holdings, Ltd.	20,006	17,685
Zhuguang Holdings Group Company, Ltd. (A)	60,000	8,206
Hungary 0.4%		1,177,641
Magyar Telekom Telecommunications PLC	61,946	89,658
MOL Hungarian Oil & Gas PLC	76,637	740,716
OTP Bank Nyrt	5,525	259,849
Richter Gedeon Nyrt	4,565	87,418
India 12.1%		32,428,328
3M India, Ltd. (A)	61	18,928
5Paisa Capital, Ltd. (A)	11,326	26,161
Aarti Industries, Ltd.	4,856	56,828
ABB India, Ltd.	936	18,840
Abbott India, Ltd.	587	103,485
ACC, Ltd.	2,457	52,066
Adani Enterprises, Ltd.	10,171	30,239
Adani Gas, Ltd.	38,240	85,531
Adani Green Energy, Ltd. (A)	47,399	90,508
Adani Ports & Special Economic Zone, Ltd.	28,640	151,962
Adani Power, Ltd. (A)	35,840	31,626
Adani Transmission, Ltd. (A)	42,123	180,741
Aditya Birla Capital, Ltd. (A)	27,085	41,147
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	24,073
Aegis Logistics, Ltd.	4,413	12,033
Agro Tech Foods, Ltd.	1,095	8,971
AIA Engineering, Ltd.	1,625	37,209
Ajanta Pharma, Ltd.	2,166	30,179
Akzo Nobel India, Ltd.	1,340	36,109
Alembic Pharmaceuticals, Ltd.	7,178	55,717
Alkyl Amines Chemicals	2,278	33,949
Allahabad Bank (A)	67,566	22,396
Amara Raja Batteries, Ltd.	1,107	11,593
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
India (continued)
Ambuja Cements, Ltd.	17,762	$50,643
Andhra Bank (A)	20,905	5,476
Apar Industries, Ltd.	2,672	16,869
APL Apollo Tubes, Ltd.	842	18,367
Apollo Hospitals Enterprise, Ltd.	2,918	58,488
Apollo Tyres, Ltd.	19,720	46,090
Arti Surfactants, Ltd. (A)(D)	243	719
Arvind Fashions, Ltd. (A)	10,094	47,861
Arvind, Ltd.	13,022	7,802
Asahi India Glass, Ltd.	13,159	37,599
Ashok Leyland, Ltd.	88,960	97,906
Ashoka Buildcon, Ltd. (A)	17,483	23,474
Asian Paints, Ltd.	8,491	201,834
Astra Microwave Products, Ltd.	3,253	4,074
Astral Poly Technik, Ltd.	1,843	29,086
Atul, Ltd.	603	33,894
Aurobindo Pharma, Ltd.	18,355	115,128
Automotive Axles, Ltd.	923	10,436
Avanti Feeds, Ltd.	3,600	25,574
Avenue Supermarts, Ltd. (A)(C)	6,840	174,174
Axis Bank, Ltd.	36,913	379,635
Bajaj Auto, Ltd.	3,938	174,393
Bajaj Consumer Care, Ltd.	5,535	18,884
Bajaj Electricals, Ltd.	1,698	8,030
Bajaj Finance, Ltd.	3,895	220,503
Bajaj Finserv, Ltd.	1,367	173,472
Bajaj Hindusthan Sugar, Ltd. (A)	14,500	1,313
Bajaj Holdings & Investment, Ltd.	5,110	253,575
Balkrishna Industries, Ltd.	6,050	77,854
Balrampur Chini Mills, Ltd.	11,268	24,041
Bandhan Bank, Ltd. (C)	4,533	36,498
Bank of Baroda (A)	42,960	62,621
Bank of Maharashtra (A)	75,955	13,111
BASF India, Ltd.	543	7,602
Bata India, Ltd.	1,019	23,120
Bayer CropScience, Ltd.	196	10,189
Berger Paints India, Ltd.	10,302	70,998
Bhansali Engineering Polymers, Ltd.	13,362	8,753
Bharat Electronics, Ltd.	33,210	47,540
Bharat Forge, Ltd.	14,723	95,034
Bharat Heavy Electricals, Ltd.	58,913	43,655
Bharat Petroleum Corp., Ltd.	21,375	151,815
Bharti Airtel, Ltd. (A)	112,407	691,769
Bharti Infratel, Ltd.	9,404	35,871
Biocon, Ltd.	9,991	39,253
Birla Corp., Ltd.	1,911	17,374
Birlasoft, Ltd.	12,247	11,843
Bliss Gvs Pharma, Ltd.	6,312	12,609
BLS International Services, Ltd.	4,026	4,136
Blue Dart Express, Ltd.	848	24,336
Blue Star, Ltd.	2,873	31,330
Bombay Dyeing & Manufacturing Company, Ltd.	7,879	9,020
Borosil Glass Works, Ltd. (A)	3,051	7,391
Bosch, Ltd.	389	87,159
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Brigade Enterprises, Ltd.	7,041	$20,121
Britannia Industries, Ltd.	1,201	51,130
BSE, Ltd.	1,351	9,523
Cadila Healthcare, Ltd.	7,082	25,042
Can Fin Homes, Ltd.	3,284	18,236
Canara Bank (A)	13,338	42,106
Capacit'e Infraprojects, Ltd.	2,705	7,825
Caplin Point Laboratories, Ltd.	5,016	21,896
Carborundum Universal, Ltd.	8,333	38,330
Care Ratings, Ltd.	2,031	13,551
Castrol India, Ltd.	11,199	21,929
CCL Products India, Ltd.	8,455	24,167
Ceat, Ltd.	1,368	17,979
Central Depository Services India, Ltd.	1,657	5,226
Century Plyboards India, Ltd.	7,851	18,859
Century Textiles & Industries, Ltd.	1,858	11,987
Cera Sanitaryware, Ltd.	845	30,040
CESC Ventures, Ltd. (A)	2,509	11,002
CESC, Ltd.	3,387	35,490
CG Power and Industrial Solutions, Ltd. (A)	38,640	7,333
Chambal Fertilizers & Chemicals, Ltd.	11,943	24,819
Chennai Petroleum Corp., Ltd. (A)	3,148	5,502
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,510
Cholamandalam Financial Holdings, Ltd.	6,543	45,465
Cholamandalam Investment and Finance Company, Ltd.	17,243	75,095
Cipla, Ltd.	16,085	104,664
City Union Bank, Ltd.	16,091	50,418
Coal India, Ltd.	37,238	106,000
Colgate-Palmolive India, Ltd.	2,924	59,902
Container Corp. of India, Ltd.	8,172	65,877
Coromandel International, Ltd.	5,759	38,127
Corp. Bank (A)	67,269	22,590
Cox & Kings Financial Service, Ltd. (A)	12,972	99
Cox & Kings, Ltd. (A)	12,150	313
CRISIL, Ltd.	2,497	55,651
Crompton Greaves Consumer Electricals, Ltd.	43,636	155,610
Cummins India, Ltd.	3,376	25,543
Cyient, Ltd.	7,633	42,744
Dabur India, Ltd.	15,302	97,718
Dalmia Bharat, Ltd.	24,445	303,883
DB Corp., Ltd.	10,044	19,469
DCB Bank, Ltd.	11,434	29,017
DCM Shriram, Ltd.	3,338	15,855
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	3,927
Deepak Nitrite, Ltd.	2,523	11,810
Delta Corp., Ltd.	8,433	25,344
Dewan Housing Finance Corp., Ltd. (A)	14,511	4,173
Dhampur Sugar Mills, Ltd.	2,251	5,357
Dhanuka Agritech, Ltd.	3,022	12,465
Dilip Buildcon, Ltd. (C)	2,723	15,499
Dish TV India, Ltd. (A)	46,324	7,744
Dishman Carbogen Amcis, Ltd.	1,354	2,423
Divi's Laboratories, Ltd.	3,396	84,452
DLF, Ltd.	19,899	60,966
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
India (continued)
Dr. Lal PathLabs, Ltd. (C)	1,089	$23,822
Dr. Reddy's Laboratories, Ltd.	5,095	206,357
Dynamatic Technologies, Ltd. (A)	876	11,533
eClerx Services, Ltd.	4,896	36,076
Edelweiss Financial Services, Ltd.	26,662	45,520
Eicher Motors, Ltd.	548	174,568
EID Parry India, Ltd.	6,483	16,044
EIH, Ltd.	9,617	21,524
Elgi Equipments, Ltd.	15,157	54,640
Emami, Ltd.	9,857	43,394
Endurance Technologies, Ltd. (C)	4,141	64,034
Engineers India, Ltd.	8,807	12,976
Entertainment Network India, Ltd.	1,131	3,608
Eris Lifesciences, Ltd. (A)(C)	3,927	24,992
Escorts, Ltd.	3,193	28,152
Essel Propack, Ltd.	2,501	5,400
Excel Industries, Ltd.	557	6,531
Exide Industries, Ltd.	11,933	32,504
Federal Bank, Ltd.	101,872	126,069
Federal-Mogul Goetze India, Ltd. (A)	4,929	40,561
Finolex Cables, Ltd.	7,048	36,086
Finolex Industries, Ltd.	4,543	36,713
Firstsource Solutions, Ltd.	20,707	12,042
Fortis Healthcare, Ltd. (A)	29,932	57,838
Future Lifestyle Fashions, Ltd.	2,234	12,723
Future Retail, Ltd. (A)	4,980	23,604
Gabriel India, Ltd.	9,247	15,231
GAIL India, Ltd.	66,880	117,382
Garware Technical Fibres, Ltd.	570	9,539
GE T&D India, Ltd.	7,991	17,683
GFL, Ltd.	2,756	2,483
GHCL, Ltd.	5,141	14,486
GIC Housing Finance, Ltd.	1,826	4,131
Gillette India, Ltd.	722	69,010
GlaxoSmithKline Consumer Healthcare, Ltd.	409	50,387
GlaxoSmithKline Pharmaceuticals, Ltd.	911	21,195
Glenmark Pharmaceuticals, Ltd.	9,568	44,687
GMR Infrastructure, Ltd. (A)	121,737	37,055
Godfrey Phillips India, Ltd.	824	15,152
Godrej Agrovet, Ltd. (C)	1,286	8,890
Godrej Consumer Products, Ltd.	9,235	93,031
Godrej Industries, Ltd.	3,907	23,923
Godrej Properties, Ltd. (A)	1,212	15,379
Granules India, Ltd.	10,612	18,811
Graphite India, Ltd.	3,367	15,175
Grasim Industries, Ltd.	9,194	100,737
Greaves Cotton, Ltd.	6,447	12,162
Greenpanel Industries, Ltd. (A)	10,228	6,480
Greenply Industries, Ltd.	10,228	23,296
Grindwell Norton, Ltd.	4,815	38,264
Gujarat Alkalies & Chemicals, Ltd.	2,634	15,015
Gujarat Ambuja Exports, Ltd.	4,928	10,306
Gujarat Fluorochemicals, Ltd. (A)	2,756	16,443
Gujarat Gas, Ltd.	10,223	30,248
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	$10,268
Gujarat Pipavav Port, Ltd.	28,730	36,031
Gujarat State Fertilizers & Chemicals, Ltd.	20,632	20,984
Gujarat State Petronet, Ltd.	14,293	43,093
Gulf Oil Lubricants India, Ltd.	1,642	18,372
Hatsun Agro Product, Ltd.	3,134	25,380
Hatsun Agro Product, Ltd., Partly Paid Shares (D)	160	986
Havells India, Ltd.	7,034	65,368
HCL Technologies, Ltd.	25,496	400,565
HDFC Bank, Ltd.	170,189	3,016,882
HDFC Life Insurance Company, Ltd. (C)	10,142	80,866
HEG, Ltd.	690	10,795
HeidelbergCement India, Ltd.	5,347	14,155
Hemisphere Properties India, Ltd. (A)(D)	2,825	6,569
Heritage Foods, Ltd.	1,223	6,001
Hero MotoCorp, Ltd.	3,996	135,124
Hexaware Technologies, Ltd.	8,718	41,210
HFCL, Ltd.	51,247	12,244
Hikal, Ltd.	4,873	7,606
HIL, Ltd.	253	4,297
Himadri Speciality Chemical, Ltd.	8,292	7,885
Himatsingka Seide, Ltd.	6,490	12,088
Hindalco Industries, Ltd.	54,965	152,872
Hinduja Global Solutions, Ltd.	3,258	28,401
Hindustan Oil Exploration Company, Ltd. (A)	2,006	2,566
Hindustan Petroleum Corp., Ltd.	26,715	104,744
Hindustan Unilever, Ltd.	19,832	562,052
Honeywell Automation India, Ltd.	246	95,297
Housing Development Finance Corp., Ltd.	24,941	797,759
Huhtamaki PPL, Ltd.	7,301	25,273
ICICI Bank, Ltd.	58,534	417,229
ICICI Lombard General Insurance Company, Ltd. (C)	4,220	80,564
ICICI Prudential Life Insurance Company, Ltd. (C)	4,445	31,122
IDFC First Bank, Ltd. (A)	117,777	76,927
IDFC, Ltd.	60,709	30,142
IFB Industries, Ltd. (A)	1,789	16,284
IFCI, Ltd. (A)	60,997	5,992
IIFL Finance, Ltd.	49,277	115,945
IIFL Securities, Ltd. (A)	72,539	26,088
IIFL Wealth Management, Ltd.	10,362	190,665
IL&FS Transportation Networks, Ltd. (A)	31,132	977
India Glycols, Ltd.	1,050	3,031
Indiabulls Housing Finance, Ltd.	23,318	93,834
Indiabulls Real Estate, Ltd. (A)	24,645	23,363
Indiabulls Ventures, Ltd., Partly Paid Shares	5,473	5,761
Indian Bank (A)	5,399	9,686
Indian Hume Pipe Company, Ltd.	2,579	7,789
Indian Oil Corp., Ltd.	148,341	270,406
Indian Overseas Bank (A)	152,466	22,604
Indraprastha Gas, Ltd.	8,878	51,453
IndusInd Bank, Ltd.	4,916	107,436
Infibeam Avenues, Ltd.	1,962	1,398
Info Edge India, Ltd.	626	22,935
Infosys, Ltd.	132,686	1,298,899
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Inox Leisure, Ltd.	4,238	$21,265
Insecticides India, Ltd.	990	7,220
Intellect Design Arena, Ltd. (A)	4,460	9,282
InterGlobe Aviation, Ltd. (C)	3,284	66,041
Ipca Laboratories, Ltd.	2,728	43,399
IRB Infrastructure Developers, Ltd. (A)	7,984	8,448
ITC, Ltd.	102,862	352,456
J Kumar Infraprojects, Ltd.	4,863	10,825
Jagran Prakashan, Ltd.	22,765	17,582
Jain Irrigation Systems, Ltd.	19,825	2,887
Jaiprakash Associates, Ltd. (A)	100,214	3,281
Jaiprakash Power Ventures, Ltd. (A)	246,265	3,941
Jamna Auto Industries, Ltd.	8,736	5,478
JB Chemicals & Pharmaceuticals, Ltd.	3,043	16,746
Jindal Saw, Ltd.	11,500	12,894
Jindal Stainless Hisar, Ltd. (A)	8,000	8,134
Jindal Stainless, Ltd. (A)	16,249	8,767
Jindal Steel & Power, Ltd. (A)	30,545	68,127
JK Cement, Ltd.	2,923	46,875
JK Lakshmi Cement, Ltd.	4,546	18,517
JK Paper, Ltd.	7,345	12,227
JK Tyre & Industries, Ltd.	5,594	5,532
JM Financial, Ltd.	34,378	42,945
Johnson Controls-Hitachi Air Conditioning India, Ltd.	608	16,510
JSW Energy, Ltd.	33,800	34,863
JSW Steel, Ltd.	74,874	272,676
Jubilant Foodworks, Ltd.	3,066	68,969
Jubilant Life Sciences, Ltd.	7,891	56,186
Just Dial, Ltd. (A)	1,510	11,925
Jyothy Laboratories, Ltd.	3,881	9,643
Kajaria Ceramics, Ltd.	4,103	30,304
Kalpataru Power Transmission, Ltd.	4,585	29,505
Kalyani Steels, Ltd.	3,418	10,710
Kansai Nerolac Paints, Ltd.	3,086	22,451
Kaveri Seed Company, Ltd.	2,377	16,258
KEC International, Ltd.	5,101	20,057
KEI Industries, Ltd.	4,692	33,815
Kirloskar Brothers, Ltd.	3,765	7,131
Kirloskar Oil Engines, Ltd.	5,185	11,464
KNR Constructions, Ltd.	5,450	17,466
Kolte-Patil Developers, Ltd.	2,398	7,915
Kotak Mahindra Bank, Ltd.	12,507	280,079
KPIT Technologies, Ltd.	76,782	104,978
KPR Mill, Ltd.	3,888	35,532
KRBL, Ltd.	3,905	11,166
L&T Finance Holdings, Ltd.	24,332	40,853
LA Opala RG, Ltd.	2,816	5,556
Lakshmi Machine Works, Ltd.	116	5,667
Larsen & Toubro Infotech, Ltd. (C)	2,658	62,123
Larsen & Toubro, Ltd.	13,164	244,152
Laurus Labs, Ltd. (C)	4,538	22,129
LG Balakrishnan & Bros, Ltd.	2,528	9,400
LIC Housing Finance, Ltd.	21,165	136,423
Linde India, Ltd.	5,028	45,555
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
LT Foods, Ltd.	10,845	$3,482
Lupin, Ltd.	13,719	152,904
LUX Industries, Ltd.	400	7,566
Magma Fincorp, Ltd.	17,569	12,771
Mahanagar Gas, Ltd.	2,409	35,080
Mahindra & Mahindra Financial Services, Ltd.	20,916	102,505
Mahindra & Mahindra, Ltd.	28,331	209,002
Mahindra CIE Automotive, Ltd. (A)	10,554	22,215
Mahindra Holidays & Resorts India, Ltd. (A)	6,255	18,734
Mahindra Lifespace Developers, Ltd.	1,108	5,912
Majesco, Ltd.	1,421	8,175
Manappuram Finance, Ltd.	29,162	62,651
Mangalore Refinery & Petrochemicals, Ltd.	16,715	11,101
Marico, Ltd.	13,995	70,162
Marksans Pharma, Ltd.	20,609	4,203
Maruti Suzuki India, Ltd.	3,284	331,973
Mastek, Ltd.	812	4,379
Max India, Ltd. (A)	9,102	9,729
Mayur Uniquoters, Ltd.	4,014	12,259
Meghmani Organics, Ltd.	8,623	6,338
Minda Industries, Ltd.	5,101	24,878
Mindtree, Ltd.	1,858	18,121
MM Forgings, Ltd.	1,399	7,013
MOIL, Ltd.	5,355	10,310
Morepen Laboratories, Ltd. (A)	26,894	5,937
Motherson Sumi Systems, Ltd.	60,455	107,925
Motilal Oswal Financial Services, Ltd.	2,377	25,778
Mphasis, Ltd.	5,533	67,942
MRF, Ltd.	78	68,841
Multi Commodity Exchange of India, Ltd.	573	9,409
Muthoot Capital Services, Ltd. (A)	931	6,198
Muthoot Finance, Ltd.	7,879	74,614
Narayana Hrudayalaya, Ltd.	9,781	40,622
Natco Pharma, Ltd.	6,282	51,984
National Aluminium Company, Ltd.	30,687	19,017
Nava Bharat Ventures, Ltd.	16,853	16,423
Navin Fluorine International, Ltd.	1,518	18,407
Navneet Education, Ltd.	22,671	31,426
NBCC India, Ltd.	20,368	10,984
NCC, Ltd.	22,228	18,373
NESCO, Ltd.	2,747	23,223
Nestle India, Ltd.	576	116,059
NHPC, Ltd.	108,939	36,217
NIIT Technologies, Ltd.	141	2,922
NIIT, Ltd.	5,671	8,356
Nilkamal, Ltd.	570	10,460
NLC India, Ltd.	29,563	22,695
NOCIL, Ltd.	4,078	5,871
NRB Bearings, Ltd.	7,992	10,640
NTPC, Ltd.	79,492	128,581
Oberoi Realty, Ltd.	5,897	42,413
Oil & Natural Gas Corp., Ltd.	119,683	218,975
Oil India, Ltd.	11,025	23,597
Omaxe, Ltd.	3,052	7,720
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Oracle Financial Services Software, Ltd. (A)	1,238	$50,707
Orient Cement, Ltd.	20,563	21,684
Orient Electric, Ltd.	7,442	21,984
Oriental Bank of Commerce (A)	10,020	8,095
Page Industries, Ltd.	254	77,742
Parag Milk Foods, Ltd. (C)	3,025	6,279
PC Jeweller, Ltd. (A)	14,194	5,946
Persistent Systems, Ltd.	2,797	26,515
Petronet LNG, Ltd.	49,070	185,580
Pfizer, Ltd.	365	21,087
Phillips Carbon Black, Ltd.	6,456	11,236
PI Industries, Ltd.	6,871	142,086
Pidilite Industries, Ltd.	3,776	68,500
Piramal Enterprises, Ltd.	4,013	100,946
PNB Housing Finance, Ltd. (C)	3,296	24,403
PNC Infratech, Ltd.	3,706	9,989
Power Finance Corp., Ltd. (A)	29,969	47,800
Power Grid Corp. of India, Ltd.	54,410	146,805
Power Mech Projects, Ltd.	840	7,178
Prabhat Dairy, Ltd. (A)	3,082	3,775
Praj Industries, Ltd.	5,641	8,306
Prakash Industries, Ltd.	5,538	3,504
Prestige Estates Projects, Ltd.	19,188	82,049
Procter & Gamble Health, Ltd.	219	13,166
Procter & Gamble Hygiene & Health Care, Ltd.	1,519	240,553
PSP Projects, Ltd.	1,686	11,966
PTC India, Ltd.	18,544	14,428
Punjab National Bank (A)	36,633	33,489
PVR, Ltd.	2,148	54,044
Radico Khaitan, Ltd.	2,854	12,398
Rain Industries, Ltd.	8,295	12,118
Rajesh Exports, Ltd.	4,377	41,194
Rallis India, Ltd.	4,796	12,418
Rane Holdings, Ltd.	843	9,101
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	8,472
Ratnamani Metals & Tubes, Ltd.	1,835	25,266
Raymond, Ltd.	2,169	22,233
RBL Bank, Ltd. (C)	19,118	99,466
REC, Ltd.	37,469	72,057
Redington India, Ltd.	31,166	49,262
Relaxo Footwears, Ltd.	3,026	24,745
Reliance Capital, Ltd. (A)	7,826	1,655
Reliance Industries, Ltd.	105,484	2,281,125
Reliance Infrastructure, Ltd. (A)	7,999	2,941
Reliance Power, Ltd. (A)	70,059	3,561
Repco Home Finance, Ltd.	2,373	9,896
Sadbhav Engineering, Ltd.	12,476	22,602
Sadbhav Infrastructure Project, Ltd.	11,584	6,447
Sagar Cements, Ltd.	364	2,666
Sanghi Industries, Ltd. (A)	4,276	2,313
Sanofi India, Ltd.	330	32,641
Sasken Technologies, Ltd.	1,127	9,998
SBI Life Insurance Company, Ltd. (C)	2,278	30,436
Schaeffler India, Ltd.	663	39,936
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Sequent Scientific, Ltd.	6,725	$6,339
Seshasayee Paper & Boards, Ltd.	3,700	8,607
SH Kelkar & Company, Ltd. (A)(C)	2,917	4,522
Shankara Building Products, Ltd.	773	3,366
Sharda Cropchem, Ltd.	6,824	19,945
Sheela Foam, Ltd. (A)	521	9,543
Shree Cement, Ltd.	238	69,808
Shriram City Union Finance, Ltd.	2,014	37,828
Shriram EPC, Ltd. (A)	24,858	2,301
Shriram Transport Finance Company, Ltd.	8,555	134,286
Siemens, Ltd.	2,156	44,067
Siyaram Silk Mills, Ltd.	2,360	7,637
SKF India, Ltd.	2,016	59,881
Sobha, Ltd.	4,249	24,444
Solar Industries India, Ltd.	4,558	67,264
Somany Home Innovation, Ltd. (A)(D)	2,451	5,450
Sonata Software, Ltd.	2,617	11,337
SRF, Ltd.	858	38,248
Star Cement, Ltd. (A)	15,221	19,497
State Bank of India (A)	41,558	197,876
Steel Authority of India, Ltd.	35,661	19,487
Sterlite Technologies, Ltd.	5,984	10,334
Strides Pharma Science, Ltd.	3,193	17,121
Sudarshan Chemical Industries, Ltd.	6,262	34,433
Sun Pharmaceutical Industries, Ltd.	21,143	132,267
Sun TV Network, Ltd.	6,569	44,107
Sundaram Finance Holdings, Ltd.	6,835	6,284
Sundaram Finance, Ltd.	1,639	37,176
Sundaram-Clayton, Ltd.	697	20,097
Sundram Fasteners, Ltd.	4,560	29,604
Sunteck Realty, Ltd.	3,702	20,165
Suprajit Engineering, Ltd.	7,705	19,111
Supreme Industries, Ltd.	2,097	33,163
Supreme Petrochem, Ltd.	9,949	22,468
Surya Roshni, Ltd.	2,932	6,857
Suven Life Sciences, Ltd.	3,881	16,975
Swaraj Engines, Ltd.	1,579	22,788
Symphony, Ltd.	1,012	16,336
Syndicate Bank (A)	66,001	27,347
Syngene International, Ltd. (C)	5,386	23,908
TAKE Solutions, Ltd.	6,117	8,470
Tasty Bite Eatables, Ltd.	94	11,294
Tata Chemicals, Ltd.	2,841	26,721
Tata Communications, Ltd.	2,825	17,431
Tata Consultancy Services, Ltd.	27,313	781,064
Tata Elxsi, Ltd.	1,315	14,776
Tata Global Beverages, Ltd.	19,840	89,166
Tata Metaliks, Ltd.	1,562	13,278
Tata Motors, Ltd. (A)	130,207	291,785
Tata Steel Long Products, Ltd.	1,408	7,550
Tata Steel, Ltd.	27,126	161,119
TCI Express, Ltd.	2,682	28,388
Tech Mahindra, Ltd.	23,766	251,656
Techno Electric & Engineering Company, Ltd. (A)	4,395	16,453
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
Tejas Networks, Ltd. (C)	4,274	$5,831
Texmaco Rail & Engineering, Ltd.	7,462	4,198
The Anup Engineering, Ltd.	1,869	11,814
The Great Eastern Shipping Company, Ltd.	4,812	21,393
The India Cements, Ltd.	13,187	14,777
The Indian Hotels Company, Ltd.	21,970	45,534
The Jammu & Kashmir Bank, Ltd. (A)	20,026	9,473
The Karnataka Bank, Ltd.	10,008	10,856
The Karur Vysya Bank, Ltd.	30,314	26,685
The Lakshmi Vilas Bank, Ltd. (A)	12,893	3,553
The Phoenix Mills, Ltd.	3,443	35,890
The Ramco Cements, Ltd.	3,284	36,625
The South Indian Bank, Ltd.	46,489	7,253
The Tata Power Company, Ltd.	51,479	41,229
The Tinplate Company of India, Ltd.	3,175	6,208
Thermax, Ltd.	1,264	17,969
Thirumalai Chemicals, Ltd.	3,472	2,989
Thomas Cook India, Ltd.	8,758	19,210
Thyrocare Technologies, Ltd. (C)	2,982	22,887
Time Technoplast, Ltd.	22,266	15,963
Timken India, Ltd.	2,917	34,951
Titan Company, Ltd.	9,308	150,088
Torrent Pharmaceuticals, Ltd.	2,798	74,013
Torrent Power, Ltd.	6,822	26,678
Tourism Finance Corp. of India, Ltd.	2,921	3,156
Transport Corp. of India, Ltd.	6,063	22,989
Trent, Ltd.	5,991	43,329
Trident, Ltd.	7,436	6,803
Triveni Engineering & Industries, Ltd.	7,321	6,302
Triveni Turbine, Ltd.	24,757	32,395
TTK Prestige, Ltd.	108	8,643
Tube Investments of India, Ltd.	11,351	74,942
TV Today Network, Ltd.	5,027	19,698
TV18 Broadcast, Ltd. (A)	45,800	15,591
UCO Bank (A)	133,446	32,975
Uflex, Ltd.	4,634	12,970
UltraTech Cement, Ltd.	3,803	225,455
Union Bank of India (A)	24,015	21,098
United Breweries, Ltd.	1,730	30,249
United Spirits, Ltd. (A)	9,003	76,035
UPL, Ltd.	24,039	191,750
VA Tech Wabag, Ltd. (A)	1,854	4,575
Vaibhav Global, Ltd.	2,692	31,439
Vakrangee, Ltd.	23,506	13,645
Vardhman Textiles, Ltd.	1,602	20,027
Varun Beverages, Ltd.	2,536	25,792
Vedanta, Ltd.	110,678	222,298
Venky's India, Ltd.	337	8,577
Vesuvius India, Ltd.	690	10,585
V-Guard Industries, Ltd.	5,667	18,627
Vinati Organics, Ltd.	682	18,902
VIP Industries, Ltd.	2,251	13,482
V-Mart Retail, Ltd.	527	12,811
Vodafone Idea, Ltd. (A)	475,993	45,089
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Voltas, Ltd.	2,502	$24,406
VRL Logistics, Ltd.	5,104	19,138
VST Industries, Ltd.	649	39,119
VST Tillers Tractors, Ltd.	456	7,040
WABCO India, Ltd.	368	31,905
Welspun Corp., Ltd.	6,625	12,780
Welspun Enterprises, Ltd.	5,021	5,840
Welspun India, Ltd.	19,448	14,235
West Coast Paper Mills, Ltd.	2,240	6,598
Wheels India, Ltd.	626	5,254
Whirlpool of India, Ltd.	1,179	35,199
Wipro, Ltd.	44,725	148,781
Wockhardt, Ltd. (A)	2,843	10,195
Wonderla Holidays, Ltd.	2,364	8,234
Yes Bank, Ltd.	94,414	90,041
Zee Entertainment Enterprises, Ltd.	24,349	97,243
Zensar Technologies, Ltd.	8,469	22,137
Zydus Wellness, Ltd.	1,037	20,801
Indonesia 2.5%		6,761,279
Ace Hardware Indonesia Tbk PT	604,300	67,695
Adaro Energy Tbk PT	1,192,600	103,918
Adhi Karya Persero Tbk PT	204,038	15,545
AKR Corporindo Tbk PT	65,100	15,683
Alam Sutera Realty Tbk PT (A)	750,400	12,771
Alfa Energi Investama Tbk PT (A)	27,900	2,086
Aneka Tambang Tbk PT	481,054	25,545
Arwana Citramulia Tbk PT	1,053,200	34,908
Asahimas Flat Glass Tbk PT	113,500	27,234
Astra Agro Lestari Tbk PT	43,433	38,773
Astra Graphia Tbk PT	230,100	15,004
Astra International Tbk PT	544,600	250,785
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,416
Asuransi Kresna Mitra Tbk PT (A)	277,300	18,186
Bakrie Telecom Tbk PT (A)(D)	22,579,900	40,021
Bank Central Asia Tbk PT	223,300	496,946
Bank Danamon Indonesia Tbk PT	205,471	53,603
Bank Mandiri Persero Tbk PT	495,092	244,515
Bank Negara Indonesia Persero Tbk PT	392,103	208,251
Bank Pan Indonesia Tbk PT (A)	191,900	16,521
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	34,065
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	17,213
Bank Permata Tbk PT (A)	197,864	14,578
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	610,294
Bank Tabungan Negara Persero Tbk PT	190,698	28,770
Barito Pacific Tbk PT	1,053,500	101,565
Bayan Resources Tbk PT	94,800	92,823
Berlian Laju Tanker Tbk PT (A)	5,034,366	17,846
BISI International Tbk PT	514,000	39,353
Bukit Asam Tbk PT	184,700	31,668
Bumi Serpong Damai Tbk PT (A)	427,200	37,846
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,278
Capital Financial Indonesia Tbk PT (A)	369,300	10,733
Charoen Pokphand Indonesia Tbk PT	379,920	181,049
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
Indonesia (continued)
Ciputra Development Tbk PT	789,461	$56,175
Citra Marga Nusaphala Persada Tbk PT (A)	201,775	25,041
City Retail Developments Tbk PT (A)	1,918,900	18,670
Delta Dunia Makmur Tbk PT (A)	590,800	10,046
Dharma Satya Nusantara Tbk PT	603,500	17,798
Eagle High Plantations Tbk PT (A)	1,002,100	6,744
Elnusa Tbk PT	400,600	7,721
Erajaya Swasembada Tbk PT	162,100	15,398
Garuda Indonesia Persero Tbk PT (A)	361,400	12,709
Global Mediacom Tbk PT (A)	819,500	18,698
Gudang Garam Tbk PT	29,743	106,192
Hanson International Tbk PT (A)	4,000,200	14,179
Harum Energy Tbk PT	80,400	7,493
Indah Kiat Pulp & Paper Corp. Tbk PT	389,600	187,593
Indika Energy Tbk PT	129,600	9,961
Indo Tambangraya Megah Tbk PT	23,700	17,168
Indocement Tunggal Prakarsa Tbk PT	39,800	54,694
Indofood CBP Sukses Makmur Tbk PT	43,100	34,606
Indofood Sukses Makmur Tbk PT	230,100	129,548
Indomobil Sukses Internasional Tbk PT	28,900	2,017
Indo-Rama Synthetics Tbk PT	54,900	10,584
Indosat Tbk PT (A)	110,300	22,365
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	337,700	30,404
Inovisi Infracom Tbk PT (A)(D)	671,012	133
Intiland Development Tbk PT	1,393,100	27,285
Japfa Comfeed Indonesia Tbk PT	311,000	36,693
Jasa Marga Persero Tbk PT	128,752	45,050
Kalbe Farma Tbk PT	681,200	73,579
Kapuas Prima Coal Tbk PT	551,200	15,475
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	44,956
Link Net Tbk PT	145,300	43,062
Lippo Karawaci Tbk PT (A)	3,247,637	56,213
Malindo Feedmill Tbk PT	149,200	10,730
Matahari Department Store Tbk PT	186,500	46,698
Mayora Indah Tbk PT	2,056,900	300,301
Medco Energi Internasional Tbk PT (A)	506,566	25,469
Media Nusantara Citra Tbk PT	543,100	48,105
Mitra Adiperkasa Tbk PT	1,077,700	77,536
Mitra Keluarga Karyasehat Tbk PT	145,600	27,550
MNC Sky Vision Tbk PT (A)	430,900	24,405
Modernland Realty Tbk PT (A)	2,009,300	30,785
Nippon Indosari Corpindo Tbk PT	156,811	14,449
Pabrik Kertas Tjiwi Kimia Tbk PT	77,700	50,614
Pakuwon Jati Tbk PT	1,030,900	41,301
Pan Brothers Tbk PT	1,101,200	52,299
Panin Financial Tbk PT (A)	1,137,200	22,233
Panin Sekuritas Tbk PT	22,500	2,247
Paninvest Tbk PT (A)	397,600	31,983
Pelayaran Tamarin Samudra Tbk PT (A)	250,000	8,154
Perusahaan Gas Negara Tbk PT	367,300	49,984
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	23,057
Pool Advista Indonesia Tbk PT (A)	37,300	1,944
PP Persero Tbk PT	214,287	20,504
PP Properti Tbk PT	1,020,100	4,482
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Puradelta Lestari Tbk PT	506,700	$11,640
Ramayana Lestari Sentosa Tbk PT	152,300	10,963
Rimo International Lestari Tbk PT (A)	2,464,700	8,737
Sampoerna Agro Tbk PT (A)	618,600	97,693
Sarana Menara Nusantara Tbk PT	1,085,300	56,180
Selamat Sempurna Tbk PT	374,800	34,669
Semen Baturaja Persero Tbk PT	277,500	7,671
Semen Indonesia Persero Tbk PT	82,000	66,546
Sinar Mas Multiartha Tbk PT (A)	37,000	40,629
Smartfren Telecom Tbk PT (A)	914,700	8,095
Sri Rejeki Isman Tbk PT	937,100	16,338
Sugih Energy Tbk PT (A)(D)	8,409,300	29,810
Summarecon Agung Tbk PT	339,900	24,609
Surya Citra Media Tbk PT	403,800	34,329
Surya Semesta Internusa Tbk PT	132,900	6,360
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	384,476
Telekomunikasi Indonesia Persero Tbk PT, ADR	8,045	222,605
Tempo Scan Pacific Tbk PT	65,700	6,521
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	6,445
Tiphone Mobile Indonesia Tbk PT	179,500	3,610
Tower Bersama Infrastructure Tbk PT	1,124,000	87,249
Trada Alam Minera Tbk PT (A)	1,919,200	7,074
Trias Sentosa Tbk PT	706,000	18,775
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	22,116
Tunas Ridean Tbk PT	542,200	35,555
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	23,943
Unilever Indonesia Tbk PT	53,200	157,562
United Tractors Tbk PT	111,900	165,912
Vale Indonesia Tbk PT (A)	109,900	23,351
Visi Media Asia Tbk PT (A)	1,475,500	7,109
Waskita Beton Precast Tbk PT	592,800	12,350
Waskita Karya Persero Tbk PT	287,002	24,907
Wijaya Karya Beton Tbk PT	351,700	10,817
Wijaya Karya Persero Tbk PT	178,676	21,963
XL Axiata Tbk PT (A)	283,500	67,103
Malaysia 2.6%		7,058,886
7-Eleven Malaysia Holdings BHD	75,139	25,895
Aeon Company M BHD	55,700	20,016
AEON Credit Service M BHD	11,340	39,977
AFFIN Bank BHD	230,484	107,051
AirAsia Group BHD	117,800	47,696
Alliance Bank Malaysia BHD	122,400	79,122
AMMB Holdings BHD	75,450	72,085
Astro Malaysia Holdings BHD	58,000	19,440
Axiata Group BHD (B)	98,907	97,810
Batu Kawan BHD	29,400	110,087
Benalec Holdings BHD (A)	161,700	5,423
Berjaya Assets BHD (A)	350,600	24,740
Berjaya Sports Toto BHD (B)	58,778	37,336
Bermaz Auto BHD	45,300	22,896
BIMB Holdings BHD	23,100	23,008
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
Malaysia (continued)
Bintulu Port Holdings BHD	300	$299
Boustead Holdings BHD	87,707	20,299
Boustead Plantations BHD	760	119
British American Tobacco Malaysia BHD	6,400	24,985
Bursa Malaysia BHD	31,800	45,980
Cahya Mata Sarawak BHD	29,300	16,838
Carlsberg Brewery Malaysia BHD	6,900	45,174
CIMB Group Holdings BHD	175,328	217,425
Cypark Resources BHD	34,200	10,887
D&O Green Technologies BHD	64,700	11,230
Datasonic Group BHD	65,000	15,864
Dayang Enterprise Holdings BHD (A)	32,000	15,614
Dialog Group BHD	81,160	65,092
DiGi.Com BHD	101,380	108,805
DRB-Hicom BHD	45,900	25,377
Duopharma Biotech BHD	33,699	11,210
Dutch Lady Milk Industries BHD	3,500	46,752
Eco World Development Group BHD (A)	30,700	4,743
FGV Holdings BHD (A)	111,600	35,539
Fraser & Neave Holdings BHD	2,800	23,299
Frontken Corp. BHD	52,100	24,692
Gabungan AQRS BHD	26,010	7,533
Gadang Holdings BHD	55,300	9,009
Gamuda BHD (B)	86,000	77,401
Gas Malaysia BHD	67,100	43,379
Genting BHD	65,500	91,414
Genting Malaysia BHD	61,800	46,450
Genting Plantations BHD	10,000	24,727
George Kent Malaysia BHD	33,700	7,786
Globetronics Technology BHD (B)	39,686	19,954
GuocoLand Malaysia BHD	99,400	15,971
HAP Seng Consolidated BHD	74,039	175,523
Hartalega Holdings BHD	39,500	49,662
Heineken Malaysia BHD	18,800	119,284
Hengyuan Refining Company BHD (A)	11,200	11,717
Hibiscus Petroleum BHD (A)(B)	88,200	18,888
Hock Seng LEE BHD	112,792	35,693
Hong Leong Bank BHD (B)	15,134	61,231
Hong Leong Financial Group BHD	8,261	32,243
Hong Leong Industries BHD	12,100	30,993
IGB BHD	45,726	35,221
IHH Healthcare BHD	45,300	58,264
IJM Corp. BHD	221,060	110,668
Inari Amertron BHD	197,936	86,259
IOI Corp. BHD	40,800	42,502
IOI Properties Group BHD	127,571	35,145
JAKS Resources BHD (A)	43,900	11,980
Keck Seng Malaysia BHD	96,450	106,226
Kenanga Investment Bank BHD	151,217	16,841
Kerjaya Prospek Group BHD	79,420	25,094
Kim Loong Resources BHD	43,500	13,645
Kimlun Corp. BHD	24,211	7,301
Kossan Rubber Industries	47,700	47,747
KPJ Healthcare BHD	34,900	7,563
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
KSL Holdings BHD (A)	113,310	$20,755
Kuala Lumpur Kepong BHD	9,558	53,418
Land & General BHD	972,340	33,689
LBS Bina Group BHD	117,300	13,905
Lingkaran Trans Kota Holdings BHD	54,500	60,185
LPI Capital BHD	14,220	51,744
Magni-Tech Industries BHD	38,933	22,934
Magnum BHD	35,300	23,078
Malakoff Corp. BHD	78,100	16,736
Malayan Banking BHD	108,055	220,676
Malaysia Airports Holdings BHD	43,288	85,985
Malaysia Building Society BHD	70,044	14,081
Malaysian Pacific Industries BHD	10,938	29,126
Malaysian Resources Corp. BHD	121,600	21,687
Matrix Concepts Holdings BHD	68,378	30,950
Maxis BHD	51,585	64,034
Media Prima BHD (A)	161,180	11,001
Mega First Corp. BHD	26,200	29,473
MISC BHD	27,650	53,976
MMC Corp. BHD (B)	121,000	28,829
MPHB Capital BHD (A)	99,200	25,419
Muhibbah Engineering (M) BHD	10,300	5,817
Mulpha International BHD (A)	15,370	7,318
My EG Services BHD	151,850	42,900
Nestle Malaysia BHD	1,400	48,048
Oriental Holdings BHD	40,420	62,420
OSK Holdings BHD	98,117	22,084
Padini Holdings BHD	21,500	17,766
Panasonic Manufacturing Malaysia BHD	6,200	55,053
Pentamaster Corp. BHD (A)(B)	34,608	37,120
Petron Malaysia Refining & Marketing BHD	8,800	10,677
Petronas Chemicals Group BHD	106,200	179,559
Petronas Dagangan BHD	5,900	32,344
Petronas Gas BHD	19,700	73,107
PPB Group BHD	16,200	70,622
Press Metal Aluminium Holdings BHD	41,000	46,157
Public Bank BHD	105,360	494,913
QL Resources BHD	35,390	61,455
RHB Bank BHD (B)	48,262	65,398
Sam Engineering & Equipment M BHD	3,000	5,739
Sapura Energy BHD	592,857	38,993
Sarawak Oil Palms BHD	15,542	11,942
Scientex BHD	20,700	46,157
SEG International BHD	33,942	5,199
Selangor Dredging BHD	77,200	11,205
Serba Dinamik Holdings BHD	27,500	28,710
Shangri-La Hotels Malaysia BHD	21,000	25,054
Sime Darby BHD	93,374	50,303
Sime Darby Plantation BHD	76,974	91,788
Sime Darby Property BHD (B)	130,274	24,499
SKP Resources BHD	73,100	21,522
SP Setia BHD Group	53,308	16,590
Sunway BHD	66,077	27,850
Sunway Construction Group BHD (B)	33,862	14,746
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Malaysia (continued)
Supermax Corp. BHD	58,400	$19,014
Syarikat Takaful Malaysia Keluarga BHD	23,400	32,435
Ta Ann Holdings BHD	74,808	53,544
TA Enterprise BHD	260,800	36,207
Tan Chong Motor Holdings BHD	128,400	39,959
Telekom Malaysia BHD	44,656	40,200
Tenaga Nasional BHD	76,300	240,429
TIME dotCom BHD	48,240	105,147
Top Glove Corp. BHD	91,900	99,008
Tropicana Corp. BHD	284,728	63,407
TSH Resources BHD	162,600	45,974
Uchi Technologies BHD	31,330	21,073
UEM Sunrise BHD (A)	113,366	19,286
UMW Holdings BHD	14,100	14,760
United Malacca BHD	29,750	37,620
United Plantations BHD	15,300	95,203
UOA Development BHD	112,600	54,198
Velesto Energy BHD (A)	250,631	23,093
ViTrox Corp. BHD	18,000	33,407
VS Industry BHD	78,131	25,077
Wellcall Holdings BHD	92,150	24,735
Westports Holdings BHD	54,500	54,399
Yinson Holdings BHD	33,600	52,288
YTL Corp. BHD	789,130	157,783
YTL Power International BHD	121,580	19,785
Malta 0.0%		28,792
Brait SE (A)	26,779	28,792
Mexico 3.6%		9,528,614
ALEATICA SAB de CV (B)	9,600	11,777
Alfa SAB de CV, Class A	285,550	223,217
Alpek SAB de CV	28,981	31,465
Alsea SAB de CV (A)	52,910	144,193
America Movil SAB de CV, Series L	963,579	738,961
Arca Continental SAB de CV	13,445	70,658
Axtel SAB de CV (A)(B)	182,316	28,317
Banco del Bajio SA (C)	31,497	49,677
Becle SAB de CV	12,935	22,232
Bolsa Mexicana de Valores SAB de CV	33,174	72,373
Cemex SAB de CV	366,838	135,696
Coca-Cola Femsa SAB de CV	5,951	34,412
Coca-Cola Femsa SAB de CV, ADR	600	34,686
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	43,196
Corp. Inmobiliaria Vesta SAB de CV	22,784	38,682
Dine SAB de CV (B)	103,700	58,493
El Puerto de Liverpool SAB de CV, Series C1	5,226	25,844
Elementia SAB de CV (A)(B)(C)	22,179	11,218
Fomento Economico Mexicano SAB de CV	25,857	235,088
Genomma Lab Internacional SAB de CV, Class B (A)	55,254	51,662
Gentera SAB de CV	80,333	76,424
Gruma SAB de CV, Class B	11,725	118,211
Grupo Aeromexico SAB de CV (A)	37,795	30,317
Grupo Aeroportuario del Centro Norte SAB de CV	21,262	141,482
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,583	261,348
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, ADR	882	$151,228
Grupo Bimbo SAB de CV, Series A (B)	71,327	121,973
Grupo Carso SAB de CV, Series A1	37,931	128,643
Grupo Cementos de Chihuahua SAB de CV (B)	8,843	46,988
Grupo Comercial Chedraui SA de CV	35,846	49,760
Grupo Elektra SAB de CV	5,184	366,436
Grupo Financiero Banorte SAB de CV, Series O	81,325	429,966
Grupo Financiero Inbursa SAB de CV, Series O	59,550	70,313
Grupo Gigante SAB de CV (A)	166,920	311,283
Grupo Herdez SAB de CV	9,671	18,771
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	25,118
Grupo Industrial Saltillo SAB de CV	50,407	52,899
Grupo KUO SAB de CV, Series B (A)	136,788	353,912
Grupo Lala SAB de CV (B)	23,373	22,642
Grupo Mexico SAB de CV, Series B	245,923	644,319
Grupo Pochteca SAB de CV (A)	20,836	6,707
Grupo Sanborns SAB de CV	187,200	224,764
Grupo Simec SAB de CV, Series B (A)(B)	15,459	48,196
Grupo Sports World SAB de CV (A)	27,369	25,170
Grupo Televisa SAB	165,953	363,320
Hoteles City Express SAB de CV (A)	17,674	14,565
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	238,296
Industrias Bachoco SAB de CV, Series B	13,295	56,733
Industrias CH SAB de CV, Series B (A)	14,379	66,119
Industrias Penoles SAB de CV (B)	17,720	188,721
Infraestructura Energetica Nova SAB de CV	15,405	62,816
Kimberly-Clark de Mexico SAB de CV, Class A (A)	75,222	143,046
La Comer SAB de CV (A)(B)	12,689	16,824
Megacable Holdings SAB de CV	37,270	132,552
Minera Frisco SAB de CV, Series A1 (A)	371,096	72,238
Nemak SAB de CV (C)	27,159	11,517
Orbia Advance Corp. SAB de CV (B)	99,955	216,993
Organizacion Cultiba SAB de CV	45,332	24,852
Organizacion Soriana SAB de CV, Series B (B)	1,022,631	1,357,935
Promotora y Operadora de Infraestructura SAB de CV	7,906	75,451
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	26,834
Qualitas Controladora SAB de CV	12,704	54,165
Regional SAB de CV	25,224	135,834
Telesites SAB de CV (A)(B)	127,696	91,340
TV Azteca SAB de CV	389,865	15,477
Unifin Financiera SAB de CV	7,055	10,709
Vitro SAB de CV, Series A	21,684	47,517
Wal-Mart de Mexico SAB de CV	114,870	316,043
Netherlands 0.0%		87,102
VEON, Ltd.	32,993	87,102
Peru 0.2%		543,240
Cementos Pacasmayo SAA, ADR	4,994	48,357
Cia de Minas Buenaventura SAA, ADR	2,497	38,379
Credicorp, Ltd.	2,050	432,940
Fossal SAA, ADR (A)	633	223
Grana y Montero SAA, ADR	11,010	23,341
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Philippines 1.5%		$4,083,089
8990 Holdings, Inc. (A)	111,700	32,691
Aboitiz Equity Ventures, Inc.	63,570	61,229
Aboitiz Power Corp.	37,100	25,149
ACR Mining Corp. (A)(D)	3,145	1,108
Alliance Global Group, Inc.	165,600	36,032
Alsons Consolidated Resources, Inc.	629,000	15,469
Altus San Nicolas Corp. (A)(D)	2,834	289
Apex Mining Company, Inc. (A)	520,000	10,950
Atlas Consolidated Mining & Development Corp. (A)	78,800	3,722
Ayala Corp.	9,720	154,202
Ayala Land, Inc.	208,000	186,200
Bank of the Philippine Islands	14,300	24,185
BDO Unibank, Inc.	55,472	165,663
Belle Corp.	887,000	35,620
Bloomberry Resorts Corp.	237,900	52,160
Cebu Air, Inc.	33,300	60,579
Century Pacific Food, Inc.	130,950	39,221
China Banking Corp.	203,735	100,622
COL Financial Group, Inc.	10,000	3,581
Cosco Capital, Inc.	248,400	33,318
D&L Industries, Inc.	183,300	31,633
DMCI Holdings, Inc.	313,100	40,061
DoubleDragon Properties Corp. (A)	86,110	33,221
Eagle Cement Corp.	35,100	10,350
East West Banking Corp. (A)	89,050	22,462
EEI Corp.	102,800	20,807
Emperador, Inc. (A)	367,200	52,031
Empire East Land Holdings, Inc. (A)	2,941,000	25,447
Filinvest Land, Inc.	909,750	27,565
First Gen Corp.	70,400	34,638
First Philippine Holdings Corp.	30,300	44,744
Global Ferronickel Holdings, Inc. (A)	297,000	9,637
Globe Telecom, Inc.	1,645	62,794
GT Capital Holdings, Inc.	4,276	75,256
Integrated Micro-Electronics, Inc.	67,155	10,383
International Container Terminal Services, Inc.	58,840	143,127
JG Summit Holdings, Inc.	84,620	128,060
Jollibee Foods Corp.	15,620	58,998
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	6,625
Lopez Holdings Corp.	365,600	29,035
LT Group, Inc.	136,600	29,731
Manila Electric Company	5,260	33,006
Manila Water Company, Inc.	119,000	43,778
Max's Group, Inc.	52,200	12,836
Megawide Construction Corp. (A)	57,870	19,451
Megaworld Corp.	515,500	44,944
Metro Pacific Investments Corp.	610,300	51,660
Metro Retail Stores Group, Inc.	118,000	5,318
Metropolitan Bank & Trust Company	28,144	36,702
Nickel Asia Corp.	347,160	21,109
Petron Corp.	316,900	28,315
Philex Mining Corp. (A)	67,800	4,401
Philippine National Bank (A)	40,319	29,755
Phoenix Petroleum Philippines, Inc.	100,600	21,936
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines (continued)
Pilipinas Shell Petroleum Corp.	33,380	$21,743
PLDT, Inc.	5,735	121,738
Premium Leisure Corp.	977,000	11,921
Puregold Price Club, Inc.	40,400	31,935
RFM Corp.	101,000	10,844
Rizal Commercial Banking Corp.	241,793	117,771
Robinsons Land Corp.	147,196	75,929
Robinsons Retail Holdings, Inc.	39,590	61,593
San Miguel Corp.	88,604	277,564
San Miguel Food and Beverage, Inc.	21,830	38,665
Security Bank Corp.	10,247	41,338
Semirara Mining & Power Corp.	82,220	35,274
SM Investments Corp.	4,390	91,639
SM Prime Holdings, Inc.	191,904	147,232
The Philippine Stock Exchange, Inc.	12,074	41,867
Top Frontier Investment Holdings, Inc. (A)	24,482	105,486
Union Bank of the Philippines	304,941	357,299
Universal Robina Corp.	32,630	96,404
Vista Land & Lifescapes, Inc.	391,700	58,563
Vistamalls, Inc.	172,400	18,615
Wilcon Depot, Inc.	76,500	27,863
Poland 1.2%		3,112,097
Agora SA	6,899	18,309
Alior Bank SA (A)	6,720	50,576
Amica SA	1,022	35,169
Apator SA	4,522	24,572
Asseco Poland SA	6,578	95,219
Bank Handlowy w Warszawie SA	1,958	25,996
Bank Millennium SA (A)	32,204	45,305
Bank Polska Kasa Opieki SA	1,680	44,925
Bioton SA (A)	11,877	12,574
Budimex SA	1,187	48,093
CCC SA	1,846	52,940
CD Projekt SA	1,044	69,988
Ciech SA (A)	2,152	19,769
ComArch SA	904	44,545
Cyfrowy Polsat SA	9,812	69,841
Develia SA	47,624	30,394
Dino Polska SA (A)(C)	1,595	54,986
Dom Development SA	481	11,704
Enea SA (A)	18,050	41,225
Energa SA (A)	8,060	14,169
Eurocash SA	6,185	35,160
Fabryki Mebli Forte SA (A)	3,773	26,174
Famur SA	36,449	29,140
Firma Oponiarska Debica SA	1,550	31,500
Getin Noble Bank SA (A)	162,956	12,659
Globe Trade Centre SA	18,851	45,065
Grupa Azoty SA (A)	2,417	19,861
Grupa Kety SA	2,108	171,066
Grupa Lotos SA	6,937	162,547
ING Bank Slaski SA	2,005	97,311
Inter Cars SA	1,150	56,070
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Poland (continued)
Jastrzebska Spolka Weglowa SA	2,183	$11,655
KGHM Polska Miedz SA (A)	7,305	167,696
KRUK SA	627	24,179
LPP SA	65	144,463
Lubelski Wegiel Bogdanka SA	888	8,456
mBank SA (A)	484	45,999
Netia SA (A)	53,777	62,443
Neuca SA	461	45,111
Orange Polska SA (A)	32,489	52,948
PGE Polska Grupa Energetyczna SA (A)	22,745	50,608
PKP Cargo SA	4,841	25,480
Polnord SA (A)	12,615	7,824
Polski Koncern Naftowy ORLEN SA	19,195	455,274
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	44,519
Powszechna Kasa Oszczednosci Bank Polski SA	19,550	180,298
Powszechny Zaklad Ubezpieczen SA	14,477	143,116
Santander Bank Polska SA	857	60,125
Stalprodukt SA	215	10,763
Tauron Polska Energia SA (A)	63,876	29,088
Warsaw Stock Exchange	2,268	22,481
Wawel SA	80	12,670
Zespol Elektrowni Patnow Adamow Konin SA (A)	5,285	10,049
Romania 0.1%		152,851
NEPI Rockcastle PLC	18,047	152,851
Russia 1.7%		4,668,203
Etalon Group PLC, GDR	2,625	4,778
Gazprom PJSC, ADR	65,984	524,033
Globaltrans Investment PLC, GDR	4,853	40,560
LUKOIL PJSC, ADR	10,478	999,623
Magnitogorsk Iron & Steel Works PJSC, GDR	13,238	103,672
Mail.Ru Group, Ltd., GDR (A)	2,868	57,740
MMC Norilsk Nickel PJSC, ADR	10,956	287,534
Mobile TeleSystems PJSC, ADR	13,877	130,999
Novatek PJSC, GDR	851	168,623
Novolipetsk Steel PJSC, GDR	4,896	98,568
PhosAgro PJSC, GDR	4,506	55,545
Polyus PJSC, GDR	827	44,448
Ros Agro PLC, GDR	1,484	14,902
Rosneft Oil Company PJSC, GDR	36,143	245,505
Rostelecom PJSC, ADR	10,640	79,525
RusHydro PJSC, ADR	59,496	46,814
Sberbank of Russia PJSC, ADR	61,920	904,032
Severstal PJSC, GDR	6,861	96,358
Tatneft PJSC, ADR	6,184	430,097
TMK PJSC, GDR	7,122	22,651
VTB Bank PJSC, GDR	117,907	162,677
X5 Retail Group NV, GDR	4,509	149,519
South Africa 6.2%		16,786,148
Absa Group, Ltd.	49,026	492,341
Adcock Ingram Holdings, Ltd.	6,499	24,447
Adcorp Holdings, Ltd.	25,714	19,336
Advtech, Ltd.	63,637	46,321
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
AECI, Ltd.	17,546	$126,289
African Oxygen, Ltd.	25,659	38,520
African Phoenix Investments, Ltd. (A)	552,678	27,507
African Rainbow Minerals, Ltd.	12,480	129,306
Afrimat, Ltd.	16,248	37,101
Alexander Forbes Group Holdings, Ltd.	77,526	28,510
Allied Electronics Corp., Ltd., A Shares	40,524	63,505
Alviva Holdings, Ltd.	32,176	31,434
Anglo American Platinum, Ltd.	1,316	108,910
AngloGold Ashanti, Ltd.	16,287	307,575
AngloGold Ashanti, Ltd., ADR	32,648	621,618
ArcelorMittal South Africa, Ltd. (A)	32,131	3,754
Ascendis Health, Ltd. (A)	20,332	4,550
Aspen Pharmacare Holdings, Ltd. (A)	15,603	124,828
Assore, Ltd.	3,466	56,722
Astral Foods, Ltd.	3,430	46,671
Aveng, Ltd. (A)	3,504,675	4,784
AVI, Ltd.	24,363	144,222
Barloworld, Ltd.	19,494	150,891
Bid Corp., Ltd.	17,833	392,817
Blue Label Telecoms, Ltd. (A)	73,110	16,241
Capitec Bank Holdings, Ltd.	1,471	142,225
Cashbuild, Ltd.	1,875	27,234
Caxton & CTP Publishers & Printers, Ltd.	83,154	44,924
City Lodge Hotels, Ltd.	4,027	22,161
Clicks Group, Ltd.	18,360	312,983
Coronation Fund Managers, Ltd.	17,193	49,447
Curro Holdings, Ltd.	21,916	25,430
DataTec, Ltd.	15,352	36,314
Dis-Chem Pharmacies, Ltd. (C)	12,218	21,660
Discovery, Ltd.	27,523	221,596
Distell Group Holdings, Ltd.	6,527	58,428
enX Group, Ltd. (A)	8,796	6,324
EOH Holdings, Ltd. (A)	18,315	16,338
Exxaro Resources, Ltd.	21,180	192,854
Famous Brands, Ltd.	5,195	28,417
FirstRand, Ltd.	195,871	836,055
Gold Fields, Ltd., ADR	82,777	442,857
Grand Parade Investments, Ltd. (A)	66,516	17,166
Grindrod, Ltd.	70,015	24,757
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	107,740
Hudaco Industries, Ltd.	5,058	37,274
Impala Platinum Holdings, Ltd. (A)	57,871	445,494
Imperial Holdings, Ltd. (A)	16,702	61,879
Investec, Ltd.	14,490	83,087
Invicta Holdings, Ltd.	10,662	15,936
Italtile, Ltd.	38,046	36,422
JSE, Ltd.	3,574	30,043
KAP Industrial Holdings, Ltd.	207,408	58,738
Kumba Iron Ore, Ltd.	3,105	79,676
Lewis Group, Ltd.	15,881	36,596
Liberty Holdings, Ltd.	17,013	129,451
Life Healthcare Group Holdings, Ltd.	132,612	223,362
Long4Life, Ltd. (A)	66,103	18,958
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
South Africa (continued)
Massmart Holdings, Ltd.	16,996	$49,628
Merafe Resources, Ltd.	516,988	33,473
Metair Investments, Ltd.	28,779	46,362
MiX Telematics, Ltd., ADR	2,273	27,617
Momentum Metropolitan Holdings	120,832	167,455
Motus Holdings, Ltd.	12,498	60,328
Mpact, Ltd.	30,462	32,899
Mr. Price Group, Ltd.	12,178	145,411
MTN Group, Ltd.	203,196	1,280,078
MultiChoice Group, Ltd. (A)	19,711	162,887
Murray & Roberts Holdings, Ltd.	132,715	92,190
Nampak, Ltd. (A)	75,737	28,499
Naspers, Ltd., N Shares	7,416	1,056,649
Nedbank Group, Ltd.	24,080	359,709
Netcare, Ltd.	123,309	168,154
Northam Platinum, Ltd. (A)	21,500	157,206
Novus Holdings, Ltd.	5,844	1,017
Oceana Group, Ltd.	6,345	26,960
Old Mutual, Ltd.	36,548	46,247
Omnia Holdings, Ltd.	25,387	59,915
Peregrine Holdings, Ltd.	28,331	37,510
Pick n Pay Stores, Ltd. (B)	35,676	165,128
Pioneer Foods Group, Ltd.	16,111	118,387
PPC, Ltd. (A)	133,079	27,520
PSG Group, Ltd.	7,268	115,936
Raubex Group, Ltd.	23,582	36,207
RCL Foods, Ltd.	10,269	6,799
Reunert, Ltd.	24,333	114,343
Rhodes Food Group Pty, Ltd.	25,474	29,595
Royal Bafokeng Platinum, Ltd. (A)	21,494	64,038
Sanlam, Ltd.	123,039	640,441
Santam, Ltd.	6,063	119,826
Sappi, Ltd.	76,696	208,498
Sasol, Ltd.	20,349	366,855
Shoprite Holdings, Ltd.	24,189	211,461
Sibanye Gold, Ltd., ADR (A)	51,156	407,202
Spur Corp., Ltd.	15,386	27,815
Stadio Holdings, Ltd. (A)	51,931	7,435
Standard Bank Group, Ltd.	74,488	840,984
Steinhoff International Holdings NV (A)(B)	277,666	18,787
Sun International, Ltd. (A)	18,286	49,417
Super Group, Ltd. (A)	32,550	63,448
Telkom SA SOC, Ltd.	31,617	101,099
The Bidvest Group, Ltd.	34,476	477,089
The Foschini Group, Ltd.	16,894	179,162
The SPAR Group, Ltd.	18,567	260,696
Tiger Brands, Ltd.	11,117	154,824
Tongaat Hulett, Ltd. (A)(D)	16,506	13,395
Transaction Capital, Ltd.	49,833	74,366
Trencor, Ltd. (A)	22,683	44,853
Truworths International, Ltd.	33,526	116,505
Tsogo Sun Gaming, Ltd.	46,649	39,249
Vodacom Group, Ltd. (B)	50,059	413,797
Wilson Bayly Holmes-Ovcon, Ltd.	6,887	66,078
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
Woolworths Holdings, Ltd.	63,220	$224,693
South Korea 14.8%		39,776,585
ABco Electronics Company, Ltd.	955	4,044
Able C&C Company, Ltd. (A)	359	3,114
Ace Technologies Corp. (A)	2,228	12,006
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,746
Advanced Nano Products Company, Ltd.	473	6,420
Advanced Process Systems Corp.	1,012	24,734
Aekyung Petrochemical Company, Ltd.	1,138	7,548
AfreecaTV Company, Ltd.	660	37,947
Ahnlab, Inc.	288	15,401
AJ Networks Company, Ltd.	3,192	11,160
AJ Rent A Car Company, Ltd. (A)	1,302	13,185
Ajin Industrial Company, Ltd. (A)	2,965	6,451
AK Holdings, Inc.	593	15,824
ALUKO Company, Ltd.	3,314	6,644
Amorepacific Corp.	521	83,638
AMOREPACIFIC Group	487	33,542
Ananti, Inc. (A)	2,822	26,273
Aprogen KIC, Inc. (A)	1,612	3,637
APS Holdings Corp. (A)	1,899	14,941
Asia Cement Company, Ltd.	198	12,757
ASIA Holdings Company, Ltd.	194	17,595
Asia Paper Manufacturing Company, Ltd.	752	18,587
Asiana Airlines, Inc. (A)	16,050	72,473
Atinum Investment Company, Ltd.	3,880	6,449
Aurora World Corp.	555	6,071
Austem Company, Ltd.	1,208	2,017
Avaco Company, Ltd.	1,745	8,186
Baiksan Company, Ltd.	1,511	10,676
Bcworld Pharm Company, Ltd.	16	190
BGF Company, Ltd.	2,408	11,377
BGF retail Company, Ltd.	358	50,998
BH Company, Ltd. (A)	1,811	31,974
Binex Company, Ltd. (A)	1,385	8,971
Binggrae Company, Ltd.	278	12,793
BioSmart Company, Ltd. (A)	1,334	5,105
Biovill Company, Ltd. (A)(D)	4,344	6,013
BIT Computer Company, Ltd. (A)	489	1,714
BNK Financial Group, Inc.	10,877	64,221
Boditech Med, Inc.	681	5,521
Bookook Securities Company, Ltd.	368	6,726
Boryung Medience Company, Ltd. (A)	476	3,360
Boryung Pharmaceutical Company, Ltd.	635	8,480
Bosung Power Technology Company, Ltd. (A)	1,899	3,364
Busan City Gas Company, Ltd.	186	5,635
Byucksan Corp.	3,406	5,382
Capro Corp.	3,485	9,121
Caregen Company, Ltd. (A)(D)	219	14,184
Cell Biotech Company, Ltd.	375	5,676
Celltrion Pharm, Inc. (A)	417	12,543
Celltrion, Inc. (A)(B)	4,541	669,983
Cheil Worldwide, Inc.	2,237	44,843
Chemtronics Company, Ltd. (A)	1,041	14,187
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
South Korea (continued)
Cheryong Electric Company, Ltd.	496	$3,170
ChinHung International, Inc. (A)	1,998	3,881
Choa Pharmaceutical Company (A)	887	2,913
Chong Kun Dang Pharmaceutical Corp.	493	38,365
Chongkundang Holdings Corp.	428	34,012
Chosun Refractories Company, Ltd.	99	7,305
Chungdahm Learning, Inc.	580	9,580
CJ CGV Company, Ltd.	706	22,007
CJ CheilJedang Corp.	492	103,550
CJ Corp.	1,166	91,116
CJ ENM Company, Ltd.	738	95,356
CJ Freshway Corp.	785	17,097
CJ Hello Company, Ltd.	2,843	15,164
CJ Logistics Corp. (A)	437	58,342
Clean & Science Company, Ltd.	436	9,620
CMG Pharmaceutical Company, Ltd. (A)	4,018	13,428
Com2uS Corp.	423	36,148
Coreana Cosmetics Company, Ltd. (A)	428	1,436
COSMAX NBT, Inc.	1,250	6,694
Cosmax, Inc.	417	28,617
CosmoAM&T Company, Ltd. (A)	1,343	8,885
Cosmochemical Company, Ltd. (A)	635	2,489
COSON Company, Ltd. (A)	581	3,304
COWELL FASHION Company, Ltd.	3,245	14,766
Crown Confectionery Company, Ltd.	461	3,285
CROWNHAITAI Holdings Company, Ltd.	594	5,435
CS Wind Corp.	207	6,201
CTC BIO, Inc. (A)	644	2,992
CTGen Company, Ltd. (A)	1,085	2,429
Cuckoo Holdings Company, Ltd.	129	11,768
Cuckoo Homesys Company, Ltd.	761	29,111
D.I. Corp.	851	2,118
DA Technology Company, Ltd. (A)	1,767	2,623
Dae Dong Industrial Company, Ltd.	657	3,150
Dae Han Flour Mills Company, Ltd.	212	27,571
Dae Hwa Pharmaceutical Company, Ltd.	763	7,467
Dae Won Kang Up Company, Ltd.	3,502	10,161
Dae Young Packaging Company, Ltd. (A)	4,196	3,971
Daea TI Company, Ltd.	1,930	8,277
Daeduck Electronics Company	3,713	31,932
Daehan New Pharm Company, Ltd. (A)	1,118	9,515
Daehan Steel Company, Ltd.	1,190	5,853
Dae-Il Corp.	2,436	4,492
Daejoo Electronic Materials Company, Ltd. (A)	405	5,138
Daekyo Company, Ltd.	3,192	16,493
Daelim Industrial Company, Ltd.	1,867	142,055
Daesang Corp.	1,153	22,619
Daesang Holdings Company, Ltd.	1,433	8,450
Daewon Cable Company, Ltd. (A)	2,197	2,239
Daewon Pharmaceutical Company, Ltd.	660	9,483
Daewon San Up Company, Ltd.	1,661	8,539
Daewoo Engineering & Construction Company, Ltd. (A)	10,866	41,056
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	9,824	219,916
Daewoong Company, Ltd.	1,309	13,977
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Daewoong Pharmaceutical Company, Ltd.	135	$15,181
Daihan Pharmaceutical Company, Ltd.	428	11,113
Daishin Securities Company, Ltd.	1,799	18,377
Daou Data Corp.	1,820	12,577
Daou Technology, Inc.	1,699	27,152
Dasan Networks, Inc. (A)	946	5,777
Dawonsys Company, Ltd.	926	12,017
DB Financial Investment Company, Ltd.	3,443	12,528
DB HiTek Company, Ltd.	4,548	73,403
DB Insurance Company, Ltd.	5,286	249,842
DB, Inc. (A)	6,345	4,101
Deutsch Motors, Inc. (A)	2,601	16,974
Development Advance Solution Company, Ltd.	872	4,580
DGB Financial Group, Inc.	6,891	41,414
DHP Korea Company, Ltd.	549	3,515
DI Dong Il Corp.	110	6,772
DIO Corp. (A)	618	21,537
Diostech Company, Ltd. (A)	2,891	1,692
DMS Company, Ltd.	2,801	12,300
DNF Company, Ltd.	1,757	12,015
Dong A Eltek Company, Ltd.	876	5,580
Dong-A Socio Holdings Company, Ltd.	257	22,334
Dong-A ST Company, Ltd.	230	21,178
Dong-Ah Geological Engineering Company, Ltd.	855	13,778
Dongbang Transport Logistics Company, Ltd.	5,492	7,543
Dongjin Semichem Company, Ltd.	1,855	22,757
DongKook Pharmaceutical Company, Ltd.	356	22,890
Dongkuk Steel Mill Company, Ltd. (A)	7,284	36,851
Dongsuh Companies, Inc.	1,160	17,034
DONGSUNG Corp.	982	4,398
Dongsung Finetec Company, Ltd. (A)	639	5,413
Dongwha Pharmaceutical Company, Ltd.	1,513	10,501
Dongwon Development Company, Ltd.	8,327	28,601
Dongwon F&B Company, Ltd.	69	13,166
Dongwon Industries Company, Ltd.	102	19,195
Dongwon Systems Corp.	324	8,059
Doosan Bobcat, Inc.	2,428	64,389
Doosan Company, Ltd.	217	12,531
Doosan Fuel Cell Company, Ltd. (A)	727	4,844
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,131	46,893
Doosan Infracore Company, Ltd. (A)	12,806	58,235
Doosan Solus Company, Ltd. (A)	400	6,434
DoubleUGames Company, Ltd.	350	14,313
Douzone Bizon Company, Ltd.	1,172	70,928
DTR Automotive Corp.	990	25,414
Duk San Neolux Company, Ltd. (A)	786	14,095
DY Corp.	2,484	11,411
DY POWER Corp.	1,051	8,594
e Tec E&C, Ltd.	168	9,968
E1 Corp.	642	26,268
Eagon Holdings Company, Ltd.	10,839	23,352
Easy Bio, Inc.	4,817	20,852
Ecopro Company, Ltd. (A)	781	12,989
Ehwa Technologies Information Company, Ltd. (A)	41,722	7,592
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
South Korea (continued)
e-LITECOM Company, Ltd.	736	$3,174
E-MART, Inc.	938	104,296
EM-Tech Company, Ltd.	1,048	7,766
EMW Company, Ltd. (A)(D)	8,120	14,334
ENF Technology Company, Ltd.	1,124	21,758
Eo Technics Company, Ltd.	333	25,395
Estechpharma Company, Ltd.	422	3,577
Eugene Corp.	3,338	13,600
Eugene Investment & Securities Company, Ltd.	7,899	14,209
Eugene Technology Company, Ltd.	1,539	18,213
F&F Company, Ltd.	346	32,433
Farmsco	2,027	8,023
FarmStory Company, Ltd. (A)	4,847	4,212
Feelux Company, Ltd. (A)	1,369	10,225
Fila Korea, Ltd.	1,790	78,325
Fine Semitech Corp.	1,874	10,027
Foosung Company, Ltd. (A)	2,863	18,985
Fursys, Inc.	336	8,421
Gabia, Inc.	1,060	6,561
Gamevil, Inc. (A)	325	8,243
Gaon Cable Company, Ltd.	244	4,426
Geumhwa PSC Company, Ltd.	327	8,019
GNCO Company, Ltd. (A)	3,240	3,396
GOLFZON Company, Ltd.	304	19,146
Grand Korea Leisure Company, Ltd.	2,113	34,937
Green Cross Cell Corp.	117	4,100
Green Cross Corp.	186	20,044
Green Cross Holdings Corp.	976	17,958
GS Engineering & Construction Corp.	4,553	115,895
GS Global Corp.	4,428	8,372
GS Holdings Corp.	7,140	289,691
GS Home Shopping, Inc.	189	23,953
GS Retail Company, Ltd.	1,539	49,748
G-SMATT GLOBAL Company, Ltd. (A)	5,444	2,419
Hae In Corp.	703	2,647
HAESUNG DS Company, Ltd.	1,272	14,986
Haimarrow Food Service Company, Ltd.	7,718	15,172
Haitai Confectionery & Foods Company, Ltd.	671	4,241
Halla Holdings Corp.	659	26,173
Hana Financial Group, Inc.	16,291	493,950
Hana Tour Service, Inc.	594	24,454
Hanall Biopharma Company, Ltd. (A)	1,203	34,573
Hancom, Inc.	1,410	11,864
Handok, Inc.	440	8,016
Handsome Company, Ltd.	592	15,910
Hanil Cement Company, Ltd.	130	10,650
Hanil Holdings Company, Ltd.	261	9,983
Hanil Hyundai Cement Company, Ltd.	101	2,584
Hanjin Heavy Industries & Construction Company, Ltd. (A)	5,910	22,416
Hanjin Kal Corp.	1,107	33,553
Hanjin Transportation Company, Ltd.	479	11,962
Hankook Shell Oil Company, Ltd.	74	20,725
Hankook Tire & Technology Company, Ltd.	5,223	147,357
Hanmi Pharm Company, Ltd.	186	50,415
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Hanmi Science Company, Ltd.	356	$11,761
Hanmi Semiconductor Company, Ltd.	3,101	16,426
HanmiGlobal Company, Ltd.	473	3,731
Hanon Systems	7,452	68,222
Hans Biomed Corp.	412	8,253
Hansae Company, Ltd.	698	10,539
Hansae Yes24 Holdings Company, Ltd.	769	4,791
Hanshin Construction Company, Ltd.	985	12,343
Hansol Chemical Company, Ltd.	836	71,581
Hansol Holdings Company, Ltd. (A)	6,093	20,940
Hansol Paper Company, Ltd.	1,635	20,082
Hansol Technics Company, Ltd. (A)	4,255	30,504
Hanssem Company, Ltd.	268	14,478
Hanwha Aerospace Company, Ltd. (A)	1,538	50,150
Hanwha Chemical Corp.	5,626	83,802
Hanwha Corp.	2,433	50,721
Hanwha Galleria Timeworld Company, Ltd.	193	4,211
Hanwha General Insurance Company, Ltd.	6,667	16,157
Hanwha Investment & Securities Company, Ltd. (A)	11,414	19,376
Hanwha Life Insurance Company, Ltd.	25,921	50,341
Hanyang Eng Company, Ltd.	1,161	10,530
Hanyang Securities Company, Ltd.	2	14
Harim Holdings Company, Ltd.	2,199	14,577
HB Technology Company, Ltd.	4,557	10,083
HDC Holdings Company, Ltd.	2,820	27,371
HDC I-Controls Company, Ltd.	262	2,288
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	21,339
Hite Jinro Company, Ltd.	2,643	63,275
Hitejinro Holdings Company, Ltd.	5	55
HJ Magnolia Yongpyong Hotel & Resort Corp.	1,056	5,819
HLB, Inc. (A)	676	66,206
Homecast Company, Ltd. (A)	1,134	3,991
Hotel Shilla Company, Ltd.	1,652	118,726
HS Industries Company, Ltd.	3,265	31,155
HS R&A Company, Ltd.	5,930	10,318
HSD Engine Company, Ltd. (A)	1,919	6,754
Huchems Fine Chemical Corp.	1,256	22,897
Hugel, Inc. (A)	57	18,404
Humax Company, Ltd. (A)	1,565	6,197
Humedix Company, Ltd.	475	9,427
Huneed Technologies (A)	2,215	13,809
Huons Company, Ltd.	1,296	58,578
Huons Global Company, Ltd.	1,773	49,194
Huvis Corp.	1,370	6,978
Huvitz Company, Ltd.	672	4,663
Hwa Shin Company, Ltd.	1,306	3,934
Hwajin Company, Ltd. (A)(D)	8,174	19,059
Hwangkum Steel & Technology Company, Ltd.	785	4,628
HwaSung Industrial Company, Ltd.	1,690	17,115
Hy-Lok Corp.	1,026	15,523
Hyosung Advanced Materials Corp. (A)	243	21,261
Hyosung Chemical Corp.	174	20,785
Hyosung Corp.	456	30,667
Hyosung Heavy Industries Corp. (A)	591	12,713
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
South Korea (continued)
Hyosung TNC Company, Ltd.	189	$25,494
Hyundai Bioscience Company, Ltd. (A)	1,208	14,859
Hyundai BNG Steel Company, Ltd.	218	1,670
Hyundai Construction Equipment Company, Ltd.	1,282	30,305
Hyundai Corp.	702	10,439
Hyundai Corp. Holdings, Inc.	587	6,059
Hyundai Department Store Company, Ltd.	706	49,852
Hyundai Electric & Energy System Company, Ltd. (A)	677	5,168
Hyundai Elevator Company, Ltd. (A)	631	38,064
Hyundai Engineering & Construction Company, Ltd.	1,753	60,997
Hyundai Glovis Company, Ltd.	827	105,483
Hyundai Greenfood Company, Ltd.	3,412	33,849
Hyundai Heavy Industries Holdings Company, Ltd.	407	119,504
Hyundai Home Shopping Network Corp.	441	31,812
Hyundai Hy Communications & Network Company, Ltd.	6,784	20,798
Hyundai Livart Furniture Company, Ltd.	1,313	15,264
Hyundai Marine & Fire Insurance Company, Ltd.	5,989	142,329
Hyundai Merchant Marine Company, Ltd. (A)	10,849	33,248
Hyundai Mipo Dockyard Company, Ltd.	934	35,640
Hyundai Mobis Company, Ltd.	1,948	404,488
Hyundai Motor Company	3,923	402,556
Hyundai Pharmaceutical Company, Ltd. (A)	1,136	4,963
Hyundai Rotem Company, Ltd. (A)	712	9,168
Hyundai Steel Company	3,654	98,437
Hyundai Telecommunication Company, Ltd.	353	2,303
Hyundai Wia Corp.	1,183	53,449
ICD Company, Ltd.	1,712	26,454
IHQ, Inc. (A)	4,680	6,731
Il Dong Pharmaceutical Company, Ltd.	2,264	31,591
Iljin Diamond Company, Ltd.	359	8,351
Iljin Materials Company, Ltd. (A)	546	18,198
Ilshin Spinning Company, Ltd.	170	10,442
Ilyang Pharmaceutical Company, Ltd. (A)	639	11,546
iMarketKorea, Inc.	1,567	13,281
InBody Company, Ltd.	1,161	22,076
Industrial Bank of Korea	10,089	100,436
Innocean Worldwide, Inc.	383	20,856
Innox Advanced Materials Company, Ltd. (A)	1,902	79,418
Inscobee, Inc. (A)	4,497	11,489
Insun ENT Company, Ltd. (A)	1,874	13,129
Interojo Company, Ltd.	1,041	23,242
Interpark Holdings Corp.	2,562	4,835
INTOPS Company, Ltd.	1,885	19,584
IS Dongseo Company, Ltd.	1,458	41,245
i-SENS, Inc.	526	11,456
ISU Chemical Company, Ltd.	968	8,527
IsuPetasys Company, Ltd.	1,131	3,579
It's Hanbul Company, Ltd.	350	5,466
J.ESTINA Company, Ltd.	443	1,715
Jahwa Electronics Company, Ltd.	827	7,118
Jayjun Cosmetic Company, Ltd. (A)	1,190	4,322
JB Financial Group Company, Ltd.	11,063	50,622
Jcontentree Corp. (A)	206	6,815
Jeil Savings Bank (A)(D)	1,850	0
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Jeju Air Company, Ltd.	631	$13,376
Jinsung T.E.C.	2,276	13,259
JS Corp.	384	3,857
Jusung Engineering Company, Ltd.	2,598	14,424
JVM Company, Ltd.	109	2,597
JW Life Science Corp.	981	15,188
JW Pharmaceutical Corp.	580	15,103
JYP Entertainment Corp.	1,091	20,561
Kakao Corp.	741	97,677
Kanglim Company, Ltd. (A)	1,810	3,524
Kangnam Jevisco Company, Ltd.	439	7,553
Kangwon Land, Inc.	1,985	49,375
KAON Media Company, Ltd.	343	2,284
KB Financial Group, Inc.	17,010	664,603
KC Company, Ltd.	858	9,670
KC Tech Company, Ltd.	460	6,986
KCC Corp.	231	42,500
KCC Engineering & Construction Company, Ltd.	812	4,458
KEPCO Engineering & Construction Company, Inc.	427	6,846
KEPCO Plant Service & Engineering Company, Ltd.	1,384	41,703
KEYEAST Company, Ltd. (A)	5,530	12,237
KG Chemical Corp.	894	8,684
KG Eco Technology Service Company, Ltd.	1,004	2,816
Kginicis Company, Ltd.	1,735	23,673
KGMobilians Company, Ltd.	1,431	7,398
KH Vatec Company, Ltd. (A)	1,223	20,426
Kia Motors Corp.	7,524	275,773
KINX, Inc.	402	12,309
KISCO Corp.	2,054	8,469
KISCO Holdings Company, Ltd.	939	10,312
KISWIRE, Ltd.	1,181	22,011
KIWOOM Securities Company, Ltd.	814	52,062
KMH Company, Ltd.	601	2,632
KMW Company, Ltd. (A)	436	17,147
Kodaco Company, Ltd. (A)(D)	7,499	13,936
Koentec Company, Ltd.	2,009	16,980
Koh Young Technology, Inc.	486	41,275
Kolmar BNH Company, Ltd.	1,146	25,474
Kolmar Korea Holdings Company, Ltd.	571	10,661
Kolon Corp.	705	10,756
Kolon Industries, Inc.	1,191	48,210
Kolon Life Science, Inc. (A)	336	5,577
Kolon Plastic, Inc.	895	3,303
KoMiCo, Ltd.	583	12,265
Korea Aerospace Industries, Ltd.	1,205	38,089
Korea Asset In Trust Company, Ltd.	14,507	43,583
Korea Autoglass Corp.	1,054	14,247
Korea Circuit Company, Ltd. (A)	1,133	9,474
Korea District Heating Corp. (A)	413	16,939
Korea Electric Power Corp. (A)	8,441	199,363
Korea Electric Terminal Company, Ltd.	438	15,212
Korea Gas Corp.	1,625	51,519
Korea Information Certificate Authority, Inc.	1,030	3,200
Korea Investment Holdings Company, Ltd.	2,507	152,616
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Korea (continued)
Korea Line Corp. (A)	1,420	$26,336
Korea Materials & Analysis Corp. (A)	218	1,961
Korea Petrochemical Industrial Company, Ltd.	246	24,556
Korea Real Estate Investment & Trust Company, Ltd.	13,600	24,843
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,043	106,226
Korea United Pharm, Inc.	596	9,418
Korea Zinc Company, Ltd.	267	91,886
Korean Air Lines Company, Ltd.	3,868	81,219
Korean Reinsurance Company	8,242	58,991
Kortek Corp.	1,000	10,724
KPM Tech Company, Ltd. (A)	4,649	4,308
KPX Chemical Company, Ltd.	134	6,501
KSS LINE, Ltd.	3,146	20,080
KT Corp.	1,250	28,528
KT Skylife Company, Ltd.	2,656	20,037
KT&G Corp.	2,995	248,075
KTCS Corp.	1,970	3,615
Kukdo Chemical Company, Ltd.	223	8,633
Kumho Industrial Company, Ltd.	1,164	10,769
Kumho Petrochemical Company, Ltd.	1,219	75,622
Kumho Tire Company, Inc. (A)	6,125	22,031
Kumkang Kind Company, Ltd.	2,795	9,228
Kwang Dong Pharmaceutical Company, Ltd.	1,959	11,317
Kyeryong Construction Industrial Company, Ltd.	847	14,759
Kyongbo Pharmaceutical Company, Ltd.	455	3,259
Kyung Dong Navien Company, Ltd.	334	12,361
Kyung Nam Pharm Company, Ltd. (A)(D)	2,808	33,735
Kyungbang Company, Ltd.	1,157	9,698
KyungDong Invest Company, Ltd.	30	901
Kyung-In Synthetic Corp.	2,070	12,892
L&F Company, Ltd.	652	11,205
LB Semicon, Inc. (A)	3,114	19,066
Leaders Cosmetics Company, Ltd. (A)	484	2,366
Lee Ku Industrial Company, Ltd. (A)	2,782	3,692
LEENO Industrial, Inc.	515	25,743
LF Corp.	1,828	27,726
LG Chem, Ltd.	1,651	429,456
LG Corp.	3,302	198,758
LG Display Company, Ltd. (A)	5,753	71,839
LG Display Company, Ltd., ADR (A)(B)	86,835	540,982
LG Electronics, Inc.	7,463	442,337
LG Hausys, Ltd.	473	23,134
LG Household & Health Care, Ltd.	315	337,825
LG Innotek Company, Ltd.	920	95,303
LG International Corp.	2,319	29,213
LG Uplus Corp.	7,805	88,632
LIG Nex1 Company, Ltd.	395	11,471
Lion Chemtech Company, Ltd.	800	5,499
Liveplex Company, Ltd. (A)	5,828	4,940
Lock&Lock Company, Ltd.	920	11,083
Lotte Chemical Corp.	1,213	226,516
Lotte Chilsung Beverage Company, Ltd.	450	51,396
Lotte Confectionery Company, Ltd.	114	14,491
Lotte Corp.	1,028	31,085
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Lotte Fine Chemical Company, Ltd.	1,260	$48,076
Lotte Food Company, Ltd.	33	12,062
Lotte Himart Company, Ltd.	604	15,998
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	13,213
Lotte Shopping Company, Ltd.	616	69,285
LS Corp.	896	33,583
LS Industrial Systems Company, Ltd.	999	42,676
Macrogen, Inc. (A)	335	6,562
Maeil Dairies Company, Ltd.	256	18,197
Maeil Holdings Company, Ltd.	480	4,254
Magicmicro Company, Ltd. (A)	2,534	2,213
Mando Corp.	2,262	66,742
Mcnex Company, Ltd.	1,165	26,631
ME2ON Company, Ltd. (A)	2,810	14,295
Medipost Company, Ltd. (A)	820	23,421
Medy-Tox, Inc.	1,237	316,997
Meerecompany, Inc.	716	20,262
MegaStudyEdu Company, Ltd.	785	24,737
Meritz Financial Group, Inc.	6,271	66,458
Meritz Fire & Marine Insurance Company, Ltd.	4,421	68,923
Meritz Securities Company, Ltd.	19,208	69,216
MiCo, Ltd.	2,851	12,411
Minwise Company, Ltd.	1,182	16,084
Mirae Asset Daewoo Company, Ltd.	18,361	112,705
Mirae Asset Life Insurance Company, Ltd.	6,888	24,808
MK Electron Company, Ltd.	1,581	10,060
Modetour Network, Inc.	724	10,100
Moorim P&P Company, Ltd.	2,438	8,872
Moorim Paper Company, Ltd.	5,443	11,822
Multicampus Company, Ltd.	178	5,213
MyungMoon Pharm Company, Ltd. (A)	862	3,456
Namhae Chemical Corp.	1,084	7,518
Namyang Dairy Products Company, Ltd.	49	18,966
Nasmedia Company, Ltd.	634	16,676
NAVER Corp.	3,967	578,949
NCSoft Corp.	491	205,178
NeoPharm Company, Ltd.	409	16,347
Neowiz (A)	1,353	19,094
NEPES Corp.	1,937	37,073
Netmarble Corp. (A)(C)	311	23,238
New Power Plasma Company, Ltd. (A)	220	3,892
Nexen Corp.	3,411	17,040
Nexen Tire Corp.	4,056	31,409
NextEye Company, Ltd.	397	399
NH Investment & Securities Company, Ltd.	8,500	89,443
NHN Corp. (A)	1,035	59,390
NHN KCP Corp.	2,035	33,471
NICE Holdings Company, Ltd.	1,125	19,224
Nice Information & Telecommunication, Inc.	598	15,524
NICE Information Service Company, Ltd.	1,825	21,493
NICE Total Cash Management Company, Ltd.	2,194	12,381
Nong Woo Bio Company, Ltd.	564	6,025
NongShim Company, Ltd.	117	23,287
NOROO Paint & Coatings Company, Ltd.	430	2,962
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
NS Shopping Company, Ltd.	2,799	$23,393
OCI Company, Ltd.	949	49,826
Opto Device Technology Company, Ltd.	373	1,594
OPTRON-TEC, Inc.	2,457	16,256
Orange Life Insurance, Ltd. (C)	2,062	49,892
Orion Corp.	804	70,235
Orion Holdings Corp.	1,265	18,681
Osstem Implant Company, Ltd. (A)	379	12,822
Ottogi Corp.	87	41,107
Paik Kwang Industrial Company, Ltd.	3,130	6,301
Pan Ocean Company, Ltd. (A)	9,495	33,824
Pan-Pacific Company, Ltd.	5,799	12,853
Paradise Company, Ltd.	1,307	20,824
Partron Company, Ltd.	4,282	43,053
Pearl Abyss Corp. (A)	209	32,829
PHARMA RESEARCH PRODUCTS Company, Ltd.	170	4,854
Pharmicell Company, Ltd. (A)	3,253	21,190
PNE Solution Company, Ltd.	529	4,363
Poonglim Industrial Company, Ltd. (A)(D)	276	19
Poongsan Corp.	1,263	22,780
Poongsan Holdings Corp.	406	11,625
POSCO	3,316	645,531
POSCO Chemical Company, Ltd.	848	34,607
Posco ICT Company, Ltd.	4,009	16,687
Posco International Corp.	3,312	51,238
Posco M-Tech Company, Ltd.	2,114	8,622
Power Logics Company, Ltd. (A)	1,809	15,059
Protec Company, Ltd.	1,269	15,549
PSK, Inc. (A)	1,236	17,418
Pulmuone Company, Ltd.	2,010	15,408
Pyeong Hwa Automotive Company, Ltd.	901	6,419
RFHIC Corp.	538	15,276
S&T Dynamics Company, Ltd.	7,663	43,613
S&T Holdings Company, Ltd.	302	3,817
S&T Motiv Company, Ltd.	643	22,040
S.Y. Company, Ltd. (A)	981	3,356
S-1 Corp.	1,084	85,996
Sam Chun Dang Pharm Company, Ltd.	567	14,901
Sam Young Electronics Company, Ltd.	1,158	8,710
Sam Yung Trading Company, Ltd.	3,507	47,867
Sambo Motors Company, Ltd.	1,609	7,220
Sambon Electronics Company, Ltd. (A)	1,293	3,189
Samchully Company, Ltd.	240	17,438
Samho Development Company, Ltd.	1,773	6,678
Samho International Company, Ltd.	32	549
Samick THK Company, Ltd.	534	5,008
Samjin Pharmaceutical Company, Ltd.	502	10,586
Samkee Automotive Company, Ltd.	2,037	4,009
Sammok S-Form Company, Ltd.	1,048	7,820
SAMPYO Cement Company, Ltd. (A)	2,549	7,900
Samsung Biologics Company, Ltd. (A)(C)	401	133,893
Samsung C&T Corp.	1,460	122,436
Samsung Card Company, Ltd.	1,362	42,837
Samsung Electro-Mechanics Company, Ltd.	3,017	284,034
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Samsung Electronics Company, Ltd.	269,350	$11,514,412
Samsung Engineering Company, Ltd. (A)	5,388	85,962
Samsung Fire & Marine Insurance Company, Ltd.	1,597	314,768
Samsung Heavy Industries Company, Ltd. (A)	13,137	77,576
Samsung Life Insurance Company, Ltd.	2,498	151,710
Samsung Pharmaceutical Company, Ltd. (A)	3,416	11,767
Samsung SDI Company, Ltd.	1,153	226,123
Samsung SDS Company, Ltd.	912	151,307
Samsung Securities Company, Ltd.	2,538	77,766
SAMT Company, Ltd.	5,773	11,111
Samwha Capacitor Company, Ltd.	526	19,713
Samyang Corp.	486	21,608
Samyang Foods Company, Ltd.	292	21,383
Samyang Holdings Corp.	435	24,266
Samyang Tongsang Company, Ltd.	232	13,200
Sang-A Frontec Company, Ltd.	430	5,199
Sangbo Corp. (A)	2,204	1,958
Sangsangin Company, Ltd. (A)	3,162	21,974
Sangsin Energy Display Precision Company, Ltd.	990	6,801
SaraminHR Company, Ltd.	1,326	33,558
SBS Media Holdings Company, Ltd. (A)	945	1,598
S-Connect Company, Ltd. (A)	6,872	9,798
Seah Besteel Corp.	1,593	21,425
SeAH Holdings Corp.	94	6,313
SeAH Steel Corp.	352	18,112
Sebang Company, Ltd.	1,104	10,747
Sebang Global Battery Company, Ltd.	496	15,744
Seegene, Inc. (A)	879	20,942
Sejong Industrial Company, Ltd.	995	3,740
Sekonix Company, Ltd. (A)	3,353	17,276
Sempio Foods Company	227	6,408
Seobu T&D (A)	8,517	61,494
Seohan Company, Ltd.	9,774	9,855
Seohee Construction Company, Ltd.	18,520	17,367
Seojin System Company, Ltd.	696	14,590
Seoul Semiconductor Company, Ltd.	1,598	17,979
SEOWONINTECH Company, Ltd.	540	3,080
Seoyon E-Hwa Company, Ltd.	105	431
Sewon Cellontech Company, Ltd. (A)	2,245	5,254
SEWOONMEDICAL Company, Ltd.	1,931	5,132
SFA Engineering Corp.	833	30,096
SFA Semicon Company, Ltd. (A)	6,891	21,258
SFC Company, Ltd. (A)(D)	3,804	5,845
SH Energy & Chemical Company, Ltd.	2,681	2,305
Shin Poong Pharmaceutical Company, Ltd. (A)	1,448	8,107
Shindaeyang Paper Company, Ltd.	237	11,653
Shinhan Financial Group Company, Ltd.	12,812	473,256
Shinhan Financial Group Company, Ltd., ADR (B)	4,986	185,080
Shinil Industrial Company, Ltd.	4,362	6,080
Shinsegae Engineering & Construction Company, Ltd.	261	6,040
Shinsegae Food Company, Ltd.	212	12,494
Shinsegae Information & Communication Company, Ltd.	72	6,844
Shinsegae International, Inc.	109	19,664
Shinsegae, Inc.	301	71,962
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Korea (continued)
Shinyoung Securities Company, Ltd.	686	$31,531
SHOWBOX Corp.	5,970	17,392
Silicon Works Company, Ltd.	652	20,743
SIMMTECH Company, Ltd.	1,480	12,379
Sindoh Company, Ltd.	703	22,258
SK Bioland Company, Ltd.	727	12,958
SK Chemicals Company, Ltd.	424	25,218
SK D&D Company, Ltd.	481	12,042
SK Discovery Company, Ltd.	1,163	26,080
SK Gas, Ltd.	1,914	139,639
SK Holdings Company, Ltd.	1,346	294,104
SK Hynix, Inc.	32,188	2,215,042
SK Innovation Company, Ltd.	3,098	385,031
SK Materials Company, Ltd.	267	39,320
SK Networks Company, Ltd.	9,038	43,857
SK Securities Company, Ltd.	33,889	17,169
SK Telecom Company, Ltd.	644	133,958
SKC Company, Ltd.	1,009	40,626
SKC Solmics Company, Ltd. (A)	3,773	10,050
SKCKOLONPI, Inc.	558	16,109
SL Corp.	916	14,590
SM Entertainment Company, Ltd. (A)	668	21,770
S-MAC Company, Ltd. (A)	13,579	10,780
S-Oil Corp.	1,569	118,819
Songwon Industrial Company, Ltd.	862	11,214
Soulbrain Company, Ltd.	719	42,834
SPC Samlip Company, Ltd.	232	17,818
Spigen Korea Company, Ltd.	296	11,918
Ssangyong Cement Industrial Company, Ltd.	4,522	20,949
Ssangyong Motor Company (A)	3,936	7,087
ST Pharm Company, Ltd.	358	7,498
Suheung Company, Ltd.	920	26,888
SundayToz Corp. (A)	201	3,777
Sung Kwang Bend Company, Ltd.	2,199	18,327
Sungdo Engineering & Construction Company, Ltd.	1,070	3,053
Sungshin Cement Company, Ltd.	1,538	9,721
Sungwoo Hitech Company, Ltd.	6,093	18,303
Sunjin Company, Ltd.	1,060	8,490
Sunny Electronics Corp. (A)	1,058	3,164
Suprema, Inc. (A)	225	5,571
SurplusGLOBAL, Inc.	2,117	4,180
Synopex, Inc. (A)	6,863	14,877
Systems Technology, Inc.	787	10,996
Tae Kyung Industrial Company, Ltd.	604	2,842
Taekwang Industrial Company, Ltd.	45	40,986
Taeyoung Engineering & Construction Company, Ltd.	4,251	41,472
Taihan Electric Wire Company, Ltd. (A)	15,121	7,768
Taihan Fiberoptics Company, Ltd. (A)	3,088	8,564
Taihan Textile Company, Ltd.	263	4,280
Tailim Packaging Company, Ltd.	2,077	7,475
TechWing, Inc.	1,236	10,928
Telcon RF Pharmaceutical, Inc. (A)	4,349	26,778
Telechips, Inc.	543	4,826
TES Company, Ltd.	1,540	27,288
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Tesna Company, Ltd.	662	$21,660
Theragen Etex Company, Ltd. (A)	1,048	8,137
TK Chemical Corp. (A)	4,083	7,350
TK Corp.	1,609	13,445
Tokai Carbon Korea Company, Ltd.	315	13,874
Tongyang Life Insurance Company, Ltd.	7,524	25,304
Tongyang, Inc.	13,328	16,134
Tonymoly Company, Ltd.	241	2,120
Top Engineering Company, Ltd.	1,152	9,173
Toptec Company, Ltd.	1,541	12,466
Tovis Company, Ltd.	2,914	21,224
T'way Holdings, Inc. (A)	4,157	5,811
Ubiquoss Holdings, Inc.	528	9,091
UIL Company, Ltd.	596	2,630
Unid Company, Ltd.	821	32,723
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	10,354
Unison Company, Ltd. (A)	101	83
UniTest, Inc.	2,037	21,460
Value Added Technology Company, Ltd.	533	12,258
Vieworks Company, Ltd.	627	14,932
Vitzro Tech Company, Ltd.	831	4,250
Vitzrocell Company, Ltd. (A)	1,287	13,591
Webzen, Inc. (A)	1,268	17,018
Wemade Company, Ltd.	670	16,497
Whanin Pharmaceutical Company, Ltd.	637	8,826
Winix, Inc.	1,168	23,468
WiSoL Company, Ltd.	1,676	20,454
WIZIT Company, Ltd. (A)	3,288	2,459
WONIK CUBE Corp. (A)	1,133	1,968
Wonik Holdings Company, Ltd. (A)	3,450	11,852
WONIK IPS Company, Ltd.	4,214	109,004
Wonik Materials Company, Ltd.	871	18,415
Wonik QnC Corp. (A)	1,066	11,076
Woongjin Coway Company, Ltd.	1,927	146,296
Woongjin Energy Company, Ltd. (A)(D)	2,513	1,653
Woongjin Thinkbig Company, Ltd. (A)	1,793	4,235
Woori Financial Group, Inc.	50,185	498,099
Woori Financial Group, Inc., ADR	2,563	77,018
Woori Investment Bank Company, Ltd. (A)	13,076	7,106
Woori Technology Investment Company, Ltd.	6,580	14,848
Woori Technology, Inc. (A)	3,129	2,748
Woorison F&G Company, Ltd.	2,437	3,933
Woory Industrial Company, Ltd.	508	8,054
Wooshin Systems Company, Ltd.	790	3,084
Y G-1 Company, Ltd.	2,396	14,704
YeaRimDang Publishing Company, Ltd. (A)	1,353	4,226
YG Entertainment, Inc.	319	6,738
YJM Games Company, Ltd. (A)	1,588	2,345
Yoosung Enterprise Company, Ltd.	2,120	4,759
Young Poong Corp.	45	24,079
Youngone Corp.	961	28,959
Youngone Holdings Company, Ltd.	879	36,777
Yuanta Securities Korea Company, Ltd. (A)	8,310	19,718
Yuhan Corp.	151	27,649
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
YuHwa Securities Company, Ltd.	2,191	$23,881
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	19,556
Yuyu Pharma, Inc.	328	2,948
Zeus Company, Ltd.	624	5,604
Spain 0.1%		158,562
AmRest Holdings SE (A)	6,051	72,556
Banco Santander SA	22,547	86,006
Taiwan 16.7%		44,947,669
Ability Enterprise Company, Ltd.	24,782	13,606
Ability Opto-Electronics Technology Company, Ltd.	6,753	10,217
Accton Technology Corp.	19,796	103,125
Acer, Inc.	156,510	92,057
Acon Holding, Inc. (A)	46,000	13,793
Acter Group Corp., Ltd.	3,550	20,590
Actron Technology Corp.	6,206	18,725
A-DATA Technology Company, Ltd.	17,000	28,856
Addcn Technology Company, Ltd.	3,000	24,684
Adlink Technology, Inc.	5,920	8,965
Advanced Ceramic X Corp.	4,000	38,900
Advanced International Multitech Company, Ltd.	18,000	24,245
Advanced Lithium Electrochemistry Cayman Company, Ltd. (A)	6,706	3,206
Advanced Optoelectronic Technology, Inc. (A)	9,000	4,999
Advanced Wireless Semiconductor Company	10,000	36,526
Advancetek Enterprise Company, Ltd.	56,761	34,324
Advantech Company, Ltd.	8,854	86,912
Aerospace Industrial Development Corp.	48,000	50,034
AGV Products Corp. (A)	47,000	10,736
Airtac International Group	7,736	111,721
Alchip Technologies, Ltd.	5,000	35,888
Allied Circuit Company, Ltd.	3,000	9,782
Allis Electric Company, Ltd.	16,480	9,210
Alltek Technology Corp.	9,999	6,637
Alpha Networks, Inc. (A)	32,000	23,295
Altek Corp.	20,000	15,109
Amazing Microelectronic Corp.	7,916	23,496
AMPOC Far-East Company, Ltd.	7,000	6,320
AmTRAN Technology Company, Ltd. (A)	85,775	29,805
Anpec Electronics Corp.	9,465	23,732
APCB, Inc.	23,000	19,530
Apex Biotechnology Corp.	8,060	7,318
Apex International Company, Ltd.	16,030	22,989
Arcadyan Technology Corp.	8,898	27,890
Ardentec Corp.	31,363	28,363
ASE Technology Holding Company, Ltd., ADR (B)	116,793	571,067
Asia Cement Corp.	91,608	136,437
Asia Optical Company, Inc.	9,710	24,954
Asia Pacific Telecom Company, Ltd. (A)	178,000	47,156
Asia Polymer Corp.	63,171	32,503
Asia Vital Components Company, Ltd.	19,667	25,552
ASMedia Technology, Inc.	2,260	42,002
ASPEED Technology, Inc.	2,000	55,799
Asustek Computer, Inc.	22,528	170,121
Aten International Company, Ltd.	8,000	22,841
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
AU Optronics Corp.	626,000	$180,574
Audix Corp.	16,560	22,744
Aurora Corp.	8,600	25,982
AVY Precision Technology, Inc. (A)	10,871	11,563
Awea Mechantronic Company, Ltd.	6,615	6,178
Axiomtek Company, Ltd.	11,000	20,868
Bank of Kaohsiung Company, Ltd.	84,311	27,082
Basso Industry Corp.	8,700	14,344
BenQ Materials Corp.	19,000	11,212
BES Engineering Corp.	98,200	25,179
Bin Chuan Enterprise Company, Ltd.	17,000	14,820
Biostar Microtech International Corp. (A)	6,000	2,242
Bioteque Corp.	6,000	26,060
Boardtek Electronics Corp. (A)	8,000	6,736
Brighton-Best International Taiwan, Inc.	19,817	19,611
C Sun Manufacturing, Ltd.	34,000	28,084
Capital Futures Corp.	9,600	13,636
Capital Securities Corp.	105,826	36,767
Career Technology MFG. Company, Ltd.	29,019	34,618
Casetek Holdings, Ltd.	15,378	25,809
Caswell, Inc.	3,000	9,457
Catcher Technology Company, Ltd.	40,000	327,063
Cathay Financial Holding Company, Ltd.	347,161	474,401
Cathay Real Estate Development Company, Ltd.	41,000	27,938
Celxpert Energy Corp.	8,000	7,945
Center Laboratories, Inc.	11,052	22,209
Central Reinsurance Company, Ltd.	18,666	11,685
Chailease Holding Company, Ltd.	49,397	220,747
ChainQui Construction Development Company, Ltd.	15,906	11,985
Champion Building Materials Company, Ltd. (A)	33,852	7,268
Chang Hwa Commercial Bank, Ltd.	158,669	119,331
Chang Wah Electromaterials, Inc.	6,909	40,405
Chang Wah Technology Company, Ltd.	30,000	34,191
Channel Well Technology Company, Ltd.	21,000	19,751
Charoen Pokphand Enterprise	11,465	24,458
Chaun-Choung Technology Corp.	7,000	48,729
CHC Healthcare Group	12,000	16,615
Chen Full International Company, Ltd.	11,000	13,118
Chenbro Micom Company, Ltd.	8,000	21,728
Cheng Loong Corp.	87,480	53,904
Cheng Mei Materials Technology Corp. (A)	46,050	9,627
Cheng Shin Rubber Industry Company, Ltd.	185,031	252,210
Cheng Uei Precision Industry Company, Ltd.	45,335	64,128
Chia Chang Company, Ltd.	10,000	14,259
Chia Hsin Cement Corp.	62,089	41,017
Chian Hsing Forging Industrial Company, Ltd.	4,000	6,682
Chicony Electronics Company, Ltd.	34,455	99,951
Chicony Power Technology Company, Ltd.	16,305	34,192
Chieftek Precision Company, Ltd.	6,875	19,589
Chien Kuo Construction Company, Ltd.	68,872	23,390
Chilisin Electronics Corp.	8,270	26,176
China Airlines, Ltd.	255,820	75,536
China Bills Finance Corp.	125,000	61,254
China Chemical & Pharmaceutical Company, Ltd.	24,000	14,946
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
Taiwan (continued)
China Development Financial Holding Corp.	434,531	$138,258
China Electric Manufacturing Corp.	78,000	27,633
China General Plastics Corp.	23,847	16,529
China Life Insurance Company, Ltd. (A)	113,437	94,243
China Man-Made Fiber Corp.	56,732	14,653
China Metal Products Company, Ltd.	14,966	15,232
China Motor Corp.	17,162	22,074
China Petrochemical Development Corp.	210,047	67,258
China Steel Chemical Corp.	11,000	44,518
China Steel Corp.	549,038	420,986
China Steel Structure Company, Ltd.	7,000	5,610
Ching Feng Home Fashions Company, Ltd. (A)	11,000	16,546
Chin-Poon Industrial Company, Ltd.	28,642	29,148
Chipbond Technology Corp.	42,000	86,431
ChipMOS Technologies, Inc.	51,638	57,960
Chong Hong Construction Company, Ltd.	12,024	32,287
Chroma ATE, Inc.	17,440	79,721
Chun YU Works & Company, Ltd.	75,000	47,676
Chun Yuan Steel Industry Company, Ltd.	106,381	35,564
Chung Hung Steel Corp.	91,226	29,182
Chung Hwa Pulp Corp.	72,898	21,502
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,125	26,406
Chunghwa Precision Test Tech Company, Ltd.	1,000	28,893
Chunghwa Telecom Company, Ltd.	155,000	574,152
Chunghwa Telecom Company, Ltd., ADR (B)	2,121	78,944
Cleanaway Company, Ltd.	6,000	30,682
Clevo Company	83,120	103,454
CMC Magnetics Corp. (A)	72,201	23,785
Compal Electronics, Inc.	281,895	173,693
Compeq Manufacturing Company, Ltd.	97,000	155,535
Concord Securities Company, Ltd. (A)	128,940	34,435
Concraft Holding Company, Ltd.	4,972	27,678
Continental Holdings Corp.	48,950	20,870
Contrel Technology Company, Ltd.	18,000	10,029
Coremax Corp.	8,543	20,753
Coretronic Corp.	38,000	49,724
Co-Tech Development Corp.	21,743	31,623
Coxon Precise Industrial Company, Ltd. (A)	15,231	8,511
CTBC Financial Holding Company, Ltd.	704,967	504,765
CTCI Corp.	32,000	39,490
Cub Elecparts, Inc.	3,958	32,035
CviLux Corp.	10,200	8,692
Cyberlink Corp.	5,326	18,942
CyberPower Systems, Inc.	4,000	14,686
CyberTAN Technology, Inc.	43,000	25,578
Cypress Technology Company, Ltd.	4,500	12,901
Dadi Early-Childhood Education Group, Ltd.	4,123	32,360
Dafeng TV, Ltd.	9,097	11,927
Darfon Electronics Corp.	28,000	36,440
Darwin Precisions Corp.	39,894	19,552
Daxin Materials Corp.	6,000	16,661
De Licacy Industrial Company, Ltd.	37,187	31,811
Delta Electronics, Inc.	57,253	262,656
Depo Auto Parts Industrial Company, Ltd.	17,000	33,096
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
D-Link Corp. (A)	46,657	$19,426
Dynapack International Technology Corp.	10,000	21,067
E Ink Holdings, Inc.	71,000	75,147
E.Sun Financial Holding Company, Ltd.	441,798	391,646
Eastern Media International Corp.	31,931	10,676
Eclat Textile Company, Ltd.	6,532	84,762
ECOVE Environment Corp.	4,000	27,268
Edimax Technology Company, Ltd. (A)	25,359	8,476
Egis Technology, Inc.	4,000	30,398
Elan Microelectronics Corp.	16,400	48,051
E-LIFE MALL Corp.	15,000	32,751
Elite Advanced Laser Corp.	12,276	21,078
Elite Material Company, Ltd.	17,831	71,303
Elite Semiconductor Memory Technology, Inc.	18,000	18,731
Elitegroup Computer Systems Company, Ltd. (A)	61,284	26,102
eMemory Technology, Inc.	5,000	52,067
Ennoconn Corp.	4,758	39,970
EnTie Commercial Bank Company, Ltd.	184,000	94,387
Epistar Corp. (A)	90,810	97,578
Eson Precision Ind Company, Ltd.	10,000	11,817
Eternal Materials Company, Ltd.	134,966	116,350
Etron Technology, Inc. (A)	7,000	2,132
Eurocharm Holdings Company, Ltd.	3,000	11,949
Eva Airways Corp.	348,332	159,810
Everest Textile Company, Ltd. (A)	53,492	16,220
Evergreen International Storage & Transport Corp.	114,320	52,448
Evergreen Marine Corp. Taiwan, Ltd. (A)	157,182	63,877
Everlight Chemical Industrial Corp.	61,748	31,774
Everlight Electronics Company, Ltd.	46,000	50,217
Excelsior Medical Company, Ltd.	10,000	17,664
Far Eastern Department Stores, Ltd.	79,558	68,576
Far Eastern International Bank	152,234	60,124
Far Eastern New Century Corp.	154,878	151,021
Far EasTone Telecommunications Company, Ltd.	63,000	150,955
Faraday Technology Corp.	15,751	28,651
Farglory Land Development Company, Ltd.	26,526	33,266
Federal Corp. (A)	88,137	38,270
Feedback Technology Corp.	4,300	8,736
Feng Hsin Steel Company, Ltd.	52,000	92,198
Feng TAY Enterprise Company, Ltd.	12,912	80,821
First Financial Holding Company, Ltd.	323,095	243,014
First Hi-Tec Enterprise Company, Ltd.	7,000	9,567
First Hotel	14,923	7,434
First Steamship Company, Ltd.	47,229	17,261
FLEXium Interconnect, Inc.	30,352	112,341
Flytech Technology Company, Ltd.	15,125	34,543
FocalTech Systems Company, Ltd. (A)	25,000	21,461
Formosa Advanced Technologies Company, Ltd.	20,000	22,550
Formosa Chemicals & Fibre Corp.	116,440	333,141
Formosa International Hotels Corp.	5,171	28,814
Formosa Petrochemical Corp.	44,000	138,474
Formosa Plastics Corp.	87,880	279,979
Formosa Sumco Technology Corp.	5,000	17,683
Formosa Taffeta Company, Ltd.	49,000	54,602
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
Taiwan (continued)
Formosan Rubber Group, Inc.	54,180	$33,469
Formosan Union Chemical	52,566	22,483
Founding Construction & Development Company, Ltd.	49,908	26,102
Foxconn Technology Company, Ltd.	41,617	90,845
Foxsemicon Integrated Technology, Inc.	6,427	35,283
FSP Technology, Inc.	21,603	14,695
Fubon Financial Holding Company, Ltd.	265,422	389,660
Fulgent Sun International Holding Company, Ltd.	8,738	35,795
Fulltech Fiber Glass Corp.	33,357	13,772
Fwusow Industry Company, Ltd.	54,310	32,039
G Shank Enterprise Company, Ltd.	16,562	12,789
Gamania Digital Entertainment Company, Ltd.	13,000	25,053
GEM Services, Inc.	8,580	18,416
Gemtek Technology Corp. (A)	26,496	21,798
General Interface Solution Holding, Ltd.	19,000	65,666
Genius Electronic Optical Company, Ltd.	4,952	66,206
GeoVision, Inc. (A)	1,703	1,749
Getac Technology Corp.	34,000	52,320
Giant Manufacturing Company, Ltd.	15,000	108,621
Gigabyte Technology Company, Ltd.	41,719	68,755
Ginko International Company, Ltd.	3,000	20,696
Global Brands Manufacture, Ltd.	26,611	14,658
Global Lighting Technologies, Inc.	7,000	28,759
Global Mixed Mode Technology, Inc.	8,000	30,800
Global PMX Company, Ltd.	4,000	23,727
Global Unichip Corp.	5,000	43,650
Globalwafers Company, Ltd.	13,000	140,857
Globe Union Industrial Corp.	27,450	16,236
Gloria Material Technology Corp.	41,300	24,702
Gold Circuit Electronics, Ltd. (A)	40,071	20,350
Goldsun Building Materials Company, Ltd.	109,005	48,635
Gourmet Master Company, Ltd.	4,494	18,038
Grand Ocean Retail Group, Ltd.	10,000	9,347
Grand Pacific Petrochemical (A)	92,000	54,859
Grand Plastic Technology Corp.	2,000	13,794
GrandTech CG Systems, Inc.	11,550	15,787
Grape King Bio, Ltd.	7,000	43,944
Great China Metal Industry	49,000	38,624
Great Taipei Gas Company, Ltd.	134,000	137,713
Great Wall Enterprise Company, Ltd.	35,307	45,825
Greatek Electronics, Inc.	20,000	30,119
Hannstar Board Corp.	21,895	30,926
HannStar Display Corp.	209,980	47,259
HannsTouch Solution, Inc. (A)	53,514	23,673
Hey Song Corp.	90,250	94,510
Highwealth Construction Corp.	47,860	72,989
HIM International Music, Inc.	4,395	18,077
Hitron Technology, Inc.	19,267	11,968
Hiwin Technologies Corp.	15,118	129,022
Ho Tung Chemical Corp.	55,773	12,264
Holiday Entertainment Company, Ltd.	7,000	15,927
Holtek Semiconductor, Inc.	12,000	26,665
Holy Stone Enterprise Company, Ltd.	7,000	22,593
Hon Hai Precision Industry Company, Ltd.	390,352	1,131,880
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Hong Pu Real Estate Development Company, Ltd.	25,000	$17,913
Horizon Securities Company, Ltd. (A)	90,000	19,965
Hota Industrial Manufacturing Company, Ltd.	12,396	46,312
Hotai Motor Company, Ltd.	10,000	195,844
Hotron Precision Electronic Industrial Company, Ltd.	11,991	16,939
Hsin Yung Chien Company, Ltd.	4,410	12,026
Hsing TA Cement Company, Ltd.	21,812	13,268
HTC Corp.	26,700	30,677
Hu Lane Associate, Inc.	9,066	22,013
HUA ENG Wire & Cable Company, Ltd. (A)	59,000	18,895
Hua Nan Financial Holdings Company, Ltd.	296,022	210,528
Huaku Development Company, Ltd.	12,353	38,069
Huang Hsiang Construction Corp.	18,000	22,296
Hung Ching Development & Construction Company, Ltd.	2,000	1,465
Hung Sheng Construction, Ltd. (A)	64,569	47,515
Hwa Fong Rubber Industrial Company, Ltd. (A)	24,324	8,852
Ibase Technology, Inc.	14,285	21,084
IBF Financial Holdings Company, Ltd.	301,409	108,170
IEI Integration Corp.	19,080	33,148
Innodisk Corp.	6,471	32,122
Innolux Corp. (B)	592,219	153,270
Inpaq Technology Company, Ltd.	6,650	8,054
Intai Technology Corp.	3,000	13,170
Integrated Service Technology, Inc. (A)	9,642	13,447
International CSRC Investment Holdings Company	55,797	55,967
International Games System Company, Ltd.	7,000	84,928
Inventec Corp.	144,705	108,377
Iron Force Industrial Company, Ltd.	6,000	23,108
I-Sheng Electric Wire & Cable Company, Ltd.	18,000	25,427
ITE Technology, Inc.	15,881	21,704
ITEQ Corp.	11,700	53,439
Jarllytec Company, Ltd.	6,000	15,732
Jentech Precision Industrial Company, Ltd.	5,000	31,934
Jih Lin Technology Company, Ltd.	5,000	10,567
Jih Sun Financial Holdings Company, Ltd.	199,843	63,073
Jinli Group Holdings, Ltd.	12,367	4,703
Jourdeness Group, Ltd.	3,000	10,128
Kaimei Electronic Corp.	4,093	5,392
Kaori Heat Treatment Company, Ltd.	8,341	12,292
Kaulin Manufacturing Company, Ltd.	14,490	7,149
KEE TAI Properties Company, Ltd.	24,973	10,314
Kenda Rubber Industrial Company, Ltd.	39,372	39,352
Kenmec Mechanical Engineering Company, Ltd. (A)	23,000	11,219
Kerry TJ Logistics Company, Ltd.	43,000	54,670
Kindom Development Company, Ltd.	23,000	23,333
King Slide Works Company, Ltd.	2,000	23,334
King Yuan Electronics Company, Ltd.	104,762	126,706
Kingpak Technology, Inc.	4,417	23,808
King's Town Bank Company, Ltd.	71,000	76,082
King's Town Construction Company, Ltd. (A)	9,514	9,763
Kinik Company	12,000	26,161
Kinko Optical Company, Ltd. (A)	10,000	9,180
Kinpo Electronics, Inc.	150,724	58,790
Kinsus Interconnect Technology Corp.	18,000	31,310
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
Taiwan (continued)
KMC Kuei Meng International, Inc.	10,150	$35,094
KS Terminals, Inc.	14,000	21,872
Kung Long Batteries Industrial Company, Ltd.	5,000	23,923
Kuoyang Construction Company, Ltd.	51,774	25,196
Kwong Lung Enterprise Company, Ltd.	7,000	10,494
L&K Engineering Company, Ltd.	21,952	18,460
LandMark Optoelectronics Corp.	4,000	33,294
Lanner Electronics, Inc.	7,422	15,711
Largan Precision Company, Ltd.	3,000	435,960
Laser Tek Taiwan Company, Ltd.	10,000	7,946
Lealea Enterprise Company, Ltd.	54,863	17,010
Lelon Electronics Corp.	7,085	9,905
Lextar Electronics Corp.	28,000	16,845
Li Cheng Enterprise Company, Ltd.	11,261	18,195
Li Peng Enterprise Company, Ltd.	102,760	23,641
Lian HWA Food Corp.	13,301	17,680
Lida Holdings, Ltd.	4,640	5,772
Lien Hwa Industrial Holdings Corp.	31,265	36,445
Lingsen Precision Industries, Ltd. (A)	43,101	12,528
Lite-On Semiconductor Corp.	15,718	19,927
Lite-On Technology Corp.	131,250	208,201
Long Bon International Company, Ltd.	32,925	16,783
Longchen Paper & Packaging Company, Ltd.	44,511	19,254
Longwell Company	10,000	22,469
Lotes Company, Ltd.	5,139	51,142
Lumax International Corp., Ltd.	15,855	38,008
Lung Yen Life Service Corp.	13,000	27,379
Macauto Industrial Company, Ltd.	8,000	23,699
Machvision, Inc.	2,000	19,059
Macronix International	152,706	165,334
Makalot Industrial Company, Ltd.	13,253	66,040
Materials Analysis Technology, Inc.	5,810	16,333
Mayer Steel Pipe Corp.	16,407	8,336
MediaTek, Inc.	34,000	469,731
Mega Financial Holding Company, Ltd.	278,531	276,602
Mercuries & Associates Holding, Ltd. (A)	36,448	25,573
Mercuries Life Insurance Company, Ltd. (A)	64,285	24,870
Merida Industry Company, Ltd.	8,162	46,814
Merry Electronics Company, Ltd.	12,592	64,594
Microbio Company, Ltd. (A)	27,000	12,564
Micro-Star International Company, Ltd.	37,488	103,052
Mildef Crete, Inc.	4,000	6,161
MIN AIK Technology Company, Ltd. (A)	21,600	9,663
Mirle Automation Corp.	20,033	26,006
Mitac Holdings Corp.	53,079	49,330
momo.com, Inc.	4,000	36,735
Motech Industries, Inc. (A)	44,364	12,239
MPI Corp.	7,000	15,597
Nak Sealing Technologies Corp.	5,000	11,375
Namchow Holdings Company, Ltd.	12,000	19,745
Nan Kang Rubber Tire Company, Ltd.	57,711	91,137
Nan Liu Enterprise Company, Ltd.	7,000	29,944
Nan Ren Lake Leisure Amusement Company, Ltd.	26,000	12,874
Nan Ya Plastics Corp.	173,860	407,367
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Nan Ya Printed Circuit Board Corp. (A)	17,930	$30,104
Nantex Industry Company, Ltd.	21,039	20,614
Nanya Technology Corp.	64,985	151,735
National Petroleum Company, Ltd.	17,000	23,171
New Era Electronics Company, Ltd.	9,000	5,513
Nichidenbo Corp.	13,477	22,784
Nien Made Enterprise Company, Ltd.	9,000	82,549
Novatek Microelectronics Corp.	30,000	219,781
Nuvoton Technology Corp.	13,083	20,717
O-Bank Company, Ltd. (A)	154,000	39,165
Ocean Plastics Company, Ltd. (A)	18,000	21,207
OptoTech Corp.	23,033	19,253
Orient Semiconductor Electronics, Ltd. (A)	30,000	15,438
Oriental Union Chemical Corp.	36,300	25,100
Pacific Construction Company	85,002	31,332
Pacific Hospital Supply Company, Ltd.	5,000	12,883
Pan Jit International, Inc.	44,100	37,794
Pan-International Industrial Corp.	35,443	28,460
Parade Technologies, Ltd.	4,000	78,517
PCL Technologies, Inc.	3,282	10,817
Pegatron Corp.	93,321	207,975
Pharmally International Holding Company, Ltd.	3,533	24,718
Phihong Technology Company, Ltd. (A)	40,786	12,718
Phison Electronics Corp.	5,000	46,592
Pixart Imaging, Inc.	9,830	41,845
Planet Technology Corp.	8,000	17,071
Polytronics Technology Corp.	4,000	8,912
Pou Chen Corp.	90,448	117,802
Powertech Technology, Inc.	64,000	197,336
Poya International Company, Ltd.	6,866	97,255
President Chain Store Corp.	27,000	270,257
President Securities Corp.	71,942	32,539
Primax Electronics, Ltd.	28,000	57,349
Prince Housing & Development Corp.	214,943	78,945
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	13,000	14,676
Prosperity Dielectrics Company, Ltd.	10,086	18,737
Qisda Corp.	120,440	87,242
QST International Corp.	8,000	16,517
Quang Viet Enterprise Company, Ltd.	5,000	23,842
Quanta Computer, Inc.	80,000	158,109
Quanta Storage, Inc.	14,000	18,935
Radiant Opto-Electronics Corp.	27,343	104,858
Radium Life Tech Company, Ltd.	42,476	16,373
Rafael Microelectronics, Inc.	3,000	18,181
Realtek Semiconductor Corp.	14,706	111,064
Rechi Precision Company, Ltd.	28,038	21,039
Rich Development Company, Ltd.	95,000	32,054
Ritek Corp. (A)	108,681	24,866
Roo Hsing Company, Ltd. (A)	43,000	16,840
Ruentex Development Company, Ltd. (A)	52,907	79,041
Ruentex Industries, Ltd. (A)	35,280	87,500
Samebest Company, Ltd.	3,360	13,981
Sampo Corp.	51,197	33,903
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
Taiwan (continued)
San Fang Chemical Industry Company, Ltd.	26,012	$20,503
San Far Property, Ltd. (A)	19,688	17,902
San Shing Fastech Corp.	26,479	44,258
Sanitar Company, Ltd.	10,000	11,506
Sanyang Motor Company, Ltd.	50,389	34,762
SCI Pharmtech, Inc.	4,000	14,358
Scientech Corp.	5,000	10,127
SDI Corp.	9,000	17,993
Senao Networks, Inc.	4,000	16,052
Sercomm Corp.	17,000	42,175
Sesoda Corp.	36,104	28,571
Shan-Loong Transportation Company, Ltd.	21,000	20,372
Sheng Yu Steel Company, Ltd.	12,000	7,709
Shihlin Electric & Engineering Corp.	148,213	216,647
Shin Hai Gas Corp.	2,491	3,355
Shin Kong Financial Holding Company, Ltd. (A)	364,305	119,970
Shin Zu Shing Company, Ltd.	8,933	36,598
Shining Building Business Company, Ltd. (A)	29,397	10,221
Shinkong Insurance Company, Ltd.	33,000	42,397
Shinkong Synthetic Fibers Corp.	77,287	29,767
Shinkong Textile Company, Ltd.	55,000	77,158
Shiny Chemical Industrial Company, Ltd.	7,954	23,643
Sigurd Microelectronics Corp.	30,842	35,277
Silicon Integrated Systems Corp. (A)	51,000	13,560
Simplo Technology Company, Ltd.	9,520	95,113
Sinbon Electronics Company, Ltd.	15,043	57,711
Sincere Navigation Corp.	31,930	16,747
Sinmag Equipment Corp.	8,441	29,454
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	41,000	116,528
Sinon Corp.	65,150	40,140
SinoPac Financial Holdings Company, Ltd.	354,419	149,243
Sinphar Pharmaceutical Company, Ltd.	23,177	14,547
Sinyi Realty, Inc.	17,628	18,144
Sirtec International Company, Ltd.	9,600	9,943
Sitronix Technology Corp.	5,000	27,702
Siward Crystal Technology Company, Ltd.	23,000	15,678
Solar Applied Materials Technology Company (A)	34,843	24,657
Solomon Technology Corp.	11,000	7,504
Sonix Technology Company, Ltd.	21,000	22,025
Southeast Cement Company, Ltd.	70,000	39,013
Spirox Corp.	21,000	17,722
Sporton International, Inc.	5,794	39,188
St. Shine Optical Company, Ltd.	4,000	63,562
Standard Foods Corp.	26,221	56,975
Stark Technology, Inc.	10,600	18,307
Sunny Friend Environmental Technology Company, Ltd.	5,000	39,504
Sunonwealth Electric Machine Industry Company, Ltd.	16,000	22,368
Sunplus Technology Company, Ltd. (A)	28,000	11,842
Sunrex Technology Corp.	21,937	25,949
Sunspring Metal Corp.	14,000	12,823
Supreme Electronics Company, Ltd.	22,890	22,243
Swancor Holding Company, Ltd.	4,402	11,574
Sweeten Real Estate Development Company, Ltd.	29,563	21,794
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Symtek Automation Asia Company, Ltd.	3,000	$7,660
Syncmold Enterprise Corp.	14,250	40,781
Synnex Technology International Corp.	54,188	65,440
Systex Corp.	9,000	22,035
TA Chen Stainless Pipe	47,544	45,337
Tah Hsin Industrial Corp.	19,500	28,564
TA-I Technology Company, Ltd.	7,958	10,949
Taichung Commercial Bank Company, Ltd.	235,166	92,111
TaiDoc Technology Corp.	5,253	21,514
Taiflex Scientific Company, Ltd.	15,220	22,369
Taimide Tech, Inc.	13,492	20,919
Tainan Spinning Company, Ltd.	200,397	69,297
Taishin Financial Holding Company, Ltd.	355,210	165,900
Taita Chemical Company, Ltd.	18,360	6,497
Taiwan Business Bank	219,357	89,873
Taiwan Cement Corp.	225,041	305,314
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,955	17,202
Taiwan Cogeneration Corp.	30,137	28,899
Taiwan Cooperative Financial Holding Company, Ltd.	283,002	192,459
Taiwan FamilyMart Company, Ltd.	2,000	14,360
Taiwan Fertilizer Company, Ltd.	25,000	39,737
Taiwan Fire & Marine Insurance Company, Ltd.	20,000	13,635
Taiwan FU Hsing Industrial Company, Ltd.	21,000	30,161
Taiwan Glass Industry Corp.	84,894	31,719
Taiwan High Speed Rail Corp.	84,000	98,991
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	39,115
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	16,608
Taiwan Mobile Company, Ltd.	57,700	216,557
Taiwan Navigation Company, Ltd.	21,000	12,487
Taiwan Paiho, Ltd.	15,342	38,974
Taiwan PCB Techvest Company, Ltd.	30,227	36,254
Taiwan Pulp & Paper Corp.	24,000	15,223
Taiwan Sakura Corp.	18,924	29,291
Taiwan Secom Company, Ltd.	21,430	61,947
Taiwan Semiconductor Company, Ltd.	16,000	26,221
Taiwan Semiconductor Manufacturing Company, Ltd.	1,112,000	11,185,236
Taiwan Shin Kong Security Company, Ltd.	44,460	54,351
Taiwan Styrene Monomer	36,821	25,580
Taiwan Surface Mounting Technology Corp.	14,636	53,221
Taiwan TEA Corp.	43,723	23,431
Taiwan Union Technology Corp.	15,000	65,797
Taiyen Biotech Company, Ltd.	13,000	13,593
Tatung Company, Ltd. (A)	156,526	113,160
TCI Company, Ltd.	6,977	72,031
Te Chang Construction Company, Ltd.	6,282	6,328
Teco Electric & Machinery Company, Ltd.	81,109	72,033
Tehmag Foods Corp.	4,300	31,647
Test Research, Inc.	16,596	27,845
Test Rite International Company, Ltd.	17,549	11,906
The Ambassador Hotel	17,000	16,272
The Eslite Spectrum Corp.	3,000	11,122
The First Insurance Company, Ltd.	51,165	23,980
Thinking Electronic Industrial Company, Ltd.	9,000	27,142
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
Taiwan (continued)
Ton Yi Industrial Corp.	77,000	$30,154
Tong Hsing Electronic Industries, Ltd.	8,951	37,240
Tong Yang Industry Company, Ltd.	26,043	38,581
Tong-Tai Machine & Tool Company, Ltd.	18,590	10,268
TOPBI International Holdings, Ltd.	9,432	26,843
Topco Scientific Company, Ltd.	10,048	32,760
Topco Technologies Corp.	5,248	11,798
Topkey Corp.	5,000	20,556
Topoint Technology Company, Ltd.	36,223	26,773
Toung Loong Textile Manufacturing	15,000	21,438
TPK Holding Company, Ltd. (A)	23,000	41,740
Transcend Information, Inc.	10,000	23,435
Tripod Technology Corp.	32,770	135,925
Tsang Yow Industrial Company, Ltd.	8,000	4,983
Tsann Kuen Enterprise Company, Ltd.	12,220	6,908
TSC Auto ID Technology Company, Ltd.	3,190	26,408
TSRC Corp.	42,706	34,152
Ttet Union Corp.	8,000	32,386
TTY Biopharm Company, Ltd.	10,094	27,920
Tung Ho Steel Enterprise Corp.	89,138	66,031
TURVO International Company, Ltd.	7,162	16,196
TXC Corp.	30,659	41,132
TYC Brother Industrial Company, Ltd.	34,531	32,933
Tycoons Group Enterprise (A)	53,869	9,004
Tyntek Corp.	21,000	9,461
Ultra Chip, Inc.	4,000	3,906
U-Ming Marine Transport Corp.	31,000	34,283
Unimicron Technology Corp.	86,855	131,264
Union Bank of Taiwan (A)	164,449	59,825
Uni-President Enterprises Corp.	162,803	386,740
Unitech Computer Company, Ltd.	10,039	7,339
Unitech Printed Circuit Board Corp.	40,326	46,778
United Integrated Services Company, Ltd.	8,200	47,189
United Microelectronics Corp.	857,468	420,380
United Orthopedic Corp.	10,836	16,267
United Radiant Technology	8,000	4,535
United Renewable Energy Company, Ltd. (A)	119,922	28,229
Universal Cement Corp.	56,819	35,009
Universal Microwave Technology, Inc.	3,734	11,034
Unizyx Holding Corp. (A)	32,000	20,282
UPC Technology Corp.	56,164	19,607
USI Corp.	60,318	27,083
Utechzone Company, Ltd.	4,000	8,087
Vanguard International Semiconductor Corp.	57,000	133,664
Ve Wong Corp.	9,450	8,301
VHQ Media Holdings, Ltd. (A)	3,000	11,408
Victory New Materials, Ltd., Company	22,077	11,325
Visual Photonics Epitaxy Company, Ltd.	9,275	36,165
Voltronic Power Technology Corp.	4,200	96,704
Wafer Works Corp.	37,000	40,531
Waffer Technology Corp.	13,000	5,536
Wah Lee Industrial Corp.	23,000	42,662
Walsin Lihwa Corp.	158,000	73,523
Walsin Technology Corp.	26,805	149,307
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Walton Advanced Engineering, Inc.	35,000	$12,620
Wan Hai Lines, Ltd.	68,216	40,583
WAN HWA Enterprise Company	2,975	1,287
Wei Chuan Foods Corp.	34,000	27,413
Weikeng Industrial Company, Ltd.	46,137	26,915
Win Semiconductors Corp.	16,582	164,266
Winbond Electronics Corp.	256,519	146,685
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	29,671	28,736
Wistron Corp.	211,382	191,893
Wistron NeWeb Corp.	13,483	33,150
Wowprime Corp.	5,000	13,409
WPG Holdings, Ltd.	90,779	112,872
WT Microelectronics Company, Ltd.	38,497	53,884
WUS Printed Circuit Company, Ltd.	19,260	22,967
Xxentria Technology Materials Corp.	12,124	26,939
Yageo Corp. (B)	22,284	241,018
Yang Ming Marine Transport Corp. (A)	73,613	17,589
YC INOX Company, Ltd.	27,100	23,097
Yea Shin International Development Company, Ltd.	27,260	15,457
Yem Chio Company, Ltd.	77,084	30,823
YFC-Boneagle Electric Company, Ltd.	20,000	17,047
YFY, Inc.	105,614	44,827
Yieh Phui Enterprise Company, Ltd.	182,896	55,027
Yonyu Plastics Company, Ltd.	10,450	11,627
Youngtek Electronics Corp.	9,058	12,571
Yuanta Financial Holding Company, Ltd.	414,369	268,234
Yuanta Futures Company, Ltd.	10,000	17,864
Yulon Finance Corp.	15,400	58,032
Yulon Motor Company, Ltd.	57,900	36,346
YungShin Global Holding Corp.	16,250	22,505
Yungtay Engineering Company, Ltd.	6,000	12,309
Zeng Hsing Industrial Company, Ltd.	7,232	31,760
Zenitron Corp.	21,000	14,387
Zero One Technology Company, Ltd.	9,000	8,955
Zhen Ding Technology Holding, Ltd.	27,450	120,908
Zinwell Corp.	28,000	18,587
Zippy Technology Corp.	18,000	21,444
Thailand 3.8%		10,107,317
AAPICO Hitech PCL	11,700	5,226
Advanced Info Service PCL	35,491	248,948
AEON Thana Sinsap Thailand PCL, NVDR	5,300	33,739
After You PCL	39,700	14,976
Airports of Thailand PCL, Foreign Quota Shares	111,200	277,757
Allianz Ayudhya Capital PCL	12,100	15,614
Amata Corp. PCL	40,900	28,691
Amata VN PCL	54,300	8,780
Ananda Development PCL	153,600	14,852
AP Thailand PCL	139,778	31,694
Asia Aviation PCL, NVDR (A)	182,700	13,292
Asian Insulators PCL	1,650,880	63,391
B Grimm Power PCL	31,000	54,363
Bangchak Corp. PCL	47,400	39,197
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
Thailand (continued)
Bangkok Airways PCL	63,400	$14,897
Bangkok Aviation Fuel Services PCL	27,825	27,161
Bangkok Bank PCL, Foreign Quota Shares	5,505	32,333
Bangkok Bank PCL, NVDR	5,200	30,366
Bangkok Chain Hospital PCL	257,325	148,157
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	266,700	217,084
Bangkok Expressway & Metro PCL, Foreign Quota Shares	320,625	114,565
Bangkok Insurance PCL	8,770	86,776
Bangkok Land PCL	927,800	39,604
Bangkok Life Assurance PCL, NVDR	48,860	35,238
Banpu PCL, Foreign Quota Shares (B)	257,600	98,869
Banpu Power PCL	31,100	18,109
BCPG PCL	34,800	19,573
Beauty Community PCL	107,900	6,853
BEC World PCL (A)	97,000	20,220
Berli Jucker PCL, Foreign Quota Shares	47,600	71,656
Better World Green PCL	256,000	5,251
BTS Group Holdings PCL, Foreign Quota Shares	186,900	84,755
Bumrungrad Hospital PCL, Foreign Quota Shares	16,200	72,636
Cal-Comp Electronics Thailand PCL	450,992	26,119
Carabao Group PCL	8,300	23,952
Central Pattana PCL, Foreign Quota Shares	71,200	146,704
Central Plaza Hotel PCL	26,800	24,625
CH Karnchang PCL	59,423	38,725
Charoen Pokphand Foods PCL, Foreign Quota Shares	179,933	163,706
Chularat Hospital PCL	433,000	37,816
CIMB Thai Bank PCL (A)	279,200	5,265
Com7 PCL	38,300	35,512
Country Group Development PCL (A)	792,800	24,143
CP ALL PCL, Foreign Quota Shares	172,800	434,782
Delta Electronics Thailand PCL	6,800	10,464
Dhipaya Insurance PCL	47,100	37,561
Diamond Building Products PCL	44,900	9,214
Do Day Dream PCL	13,600	11,249
Dynasty Ceramic PCL	351,500	21,630
Eastern Polymer Group PCL	43,500	10,577
Eastern Water Resources Development & Management PCL	84,800	30,585
Electricity Generating PCL, Foreign Quota Shares	9,100	103,905
Energy Absolute PCL	43,100	60,990
Esso Thailand PCL	100,900	24,683
Forth Smart Service PCL	46,400	9,213
GFPT PCL	38,500	15,796
Global Green Chemicals PCL	34,900	12,122
Global Power Synergy PCL	25,782	69,526
GMM Grammy PCL	60,740	19,805
Group Lease PCL, NVDR (A)	54,000	7,645
Gunkul Engineering PCL	209,600	20,926
Hana Microelectronics PCL	30,200	31,215
Home Product Center PCL, Foreign Quota Shares	187,212	102,151
Indorama Ventures PCL, Foreign Quota Shares	108,300	124,506
Intouch Holdings PCL, Foreign Quota Shares	16,900	32,853
IRPC PCL, Foreign Quota Shares	728,800	84,366
Italian-Thai Development PCL	498,176	25,726
Jasmine International PCL	321,338	55,286
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
JMT Network Services PCL	28,100	$20,823
Kang Yong Electric PCL	130	1,162
Karmarts PCL	68,500	8,703
Kasikornbank PCL, Foreign Quota Shares	39,400	202,249
Kasikornbank PCL, NVDR	3,900	19,999
KCE Electronics PCL	58,700	37,866
KGI Securities Thailand PCL	114,400	16,883
Khon Kaen Sugar Industry PCL	285,400	20,407
Khonburi Sugar PCL	69,700	7,381
Kiatnakin Bank PCL	18,000	40,799
Krung Thai Bank PCL, Foreign Quota Shares	451,250	244,859
Krungthai Card PCL	40,000	54,232
Ladprao General Hospital PCL	49,300	7,994
Lam Soon Thailand PCL	33,200	5,120
Land & Houses PCL, Foreign Quota Shares	190,300	61,690
LH Financial Group PCL	1,067,000	45,895
Loxley PCL (A)	406,500	18,693
LPN Development PCL	58,200	8,857
Major Cineplex Group PCL	38,400	31,382
Maybank Kim Eng Securities Thailand PCL	75,200	17,300
MBK PCL	60,200	44,436
MC Group PCL	47,000	11,352
MCOT PCL (A)	41,000	13,300
Mega Lifesciences PCL	74,900	75,680
Minor International PCL, Foreign Quota Shares	55,645	70,872
MK Restaurants Group PCL	38,600	90,649
Muang Thai Insurance PCL	2,600	7,268
Muangthai Capital PCL, Foreign Quota Shares	24,600	49,005
Namyong Terminal PCL	75,400	10,080
Netbay PCL	13,600	14,623
Origin Property PCL	97,750	22,315
Padaeng Industry PCL (A)	24,200	5,765
PCS Machine Group Holding PCL	93,600	17,809
Plan B Media PCL	115,800	30,653
Polyplex Thailand PCL	65,700	31,090
Precious Shipping PCL (A)	65,500	15,814
Premier Marketing PCL	40,200	10,375
Prima Marine PCL	49,900	12,297
Property Perfect PCL	853,200	23,433
Pruksa Holding PCL	55,600	28,527
PTG Energy PCL	64,500	41,596
PTT Exploration & Production PCL, Foreign Quota Shares	74,328	294,909
PTT Global Chemical PCL, Foreign Quota Shares	89,392	158,951
PTT PCL, Foreign Quota Shares	1,104,100	1,579,491
Pylon PCL	52,000	8,298
Quality Houses PCL	489,271	43,404
Raimon Land PCL	304,600	10,483
Rajthanee Hospital PCL	15,900	13,100
Ratch Group PCL, Foreign Quota Shares	32,300	75,599
Ratchthani Leasing PCL	108,812	20,518
Regional Container Lines PCL (A)	70,400	8,666
Robinson PCL, Foreign Quota Shares	31,400	68,307
Rojana Industrial Park PCL	187,160	36,828
RS PCL	31,900	14,134
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Thailand (continued)
Sabina PCL	12,700	$11,448
Sahamitr Pressure Container PCL	44,500	9,644
Saha-Union PCL	53,300	76,722
Sahaviriya Steel Industries PCL (A)(D)	447,113	21,381
Samart Corp. PCL	27,900	6,551
Samart Telcoms PCL	61,600	15,590
Sansiri PCL (B)	773,509	28,426
Sappe PCL	17,100	12,620
SC Asset Corp. PCL	163,193	12,537
SCG Ceramics PCL (A)	245,263	12,903
SEAFCO PCL	64,500	12,915
Sena Development PCL	126,400	12,217
Sermsang Power Corp. Company, Ltd.	21,000	5,210
Siam City Cement PCL	2,541	17,242
Siam Future Development PCL	149,451	26,469
Siam Global House PCL	59,482	33,459
Siam Wellness Group PCL	63,600	32,844
Siamgas & Petrochemicals PCL	54,100	15,034
Singha Estate PCL	157,900	15,372
Sino-Thai Engineering & Construction PCL	50,900	24,596
SNC Former PCL	29,400	10,798
Somboon Advance Technology PCL	19,007	9,937
SPCG PCL	58,600	37,811
Sri Trang Agro-Industry PCL	72,700	23,812
Srisawad Corp. PCL	46,800	97,198
Srithai Superware PCL	589,700	14,831
Star Petroleum Refining PCL	119,000	39,161
STP & I PCL	122,600	27,374
Supalai PCL	77,450	44,633
Super Energy Corp. PCL	1,382,000	25,615
Symphony Communication PCL	52,750	5,483
Synnex Thailand PCL	53,020	12,194
Taokaenoi Food & Marketing PCL	45,400	16,366
Tata Steel Thailand PCL (A)	909,000	15,637
Thai Agro Energy PCL	101,300	11,662
Thai Airways International PCL (A)	101,911	23,257
Thai Oil PCL, Foreign Quota Shares	66,300	151,289
Thai Stanley Electric PCL	10,400	61,952
Thai Union Group PCL	152,700	69,732
Thai Vegetable Oil PCL	46,800	39,880
Thai Wah PCL	59,300	8,438
Thaicom PCL (A)	15,900	2,104
Thaifoods Group PCL	213,500	32,906
Thanachart Capital PCL	27,800	51,281
The Erawan Group PCL	96,000	20,341
The Siam Cement PCL, Foreign Quota Shares	19,350	244,018
The Siam Commercial Bank PCL, Foreign Quota Shares	45,031	180,247
Thitikorn PCL	62,000	19,702
Tipco Asphalt PCL, NVDR	31,100	22,945
Tisco Financial Group PCL	14,100	45,485
TMB Bank PCL	582,610	30,845
TMB Bank PCL, Foreign Quota Shares	841,600	44,556
TMT Steel PCL	109,600	14,505
TOA Paint Thailand PCL	10,900	16,039
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Total Access Communication PCL, NVDR	43,800	$77,583
TPI Polene PCL	404,300	17,273
TPI Polene Power PCL	106,000	16,978
True Corp. PCL, Foreign Quota Shares	1,009,088	148,263
TTCL PCL	38,600	7,471
TTW PCL	81,700	36,768
U City PCL (A)	237,300	15,077
Unique Engineering & Construction PCL	61,580	15,903
United Paper PCL	53,800	17,712
Univanich Palm Oil PCL	42,900	7,450
Univentures PCL	60,000	12,524
Vanachai Group PCL	170,080	22,300
VGI PCL	130,000	42,574
Vibhavadi Medical Center PCL	102,900	6,401
Vinythai PCL	18,200	14,448
WHA Corp. PCL	343,300	47,946
Workpoint Entertainment PCL	11,640	5,545
Turkey 0.8%		2,162,409
Akbank T.A.S. (A)	100,888	136,095
Aksa Akrilik Kimya Sanayii AS	8,810	18,479
Aksa Enerji Uretim AS (A)	16,223	10,313
Aksigorta AS	18,431	17,716
Alarko Holding AS	17,568	14,993
Anadolu Anonim Turk Sigorta Sirketi (B)	30,541	23,357
Anadolu Cam Sanayii AS	19,843	12,443
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,894	22,205
Arcelik AS (A)	9,571	33,460
Aselsan Elektronik Sanayi Ve Ticaret AS	4,607	14,942
Aygaz AS	6,627	14,075
BIM Birlesik Magazalar AS (B)	25,454	203,584
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	1,525	2,099
Cimsa Cimento Sanayi ve Ticaret AS (A)	5,408	7,884
Coca-Cola Icecek AS	5,083	30,559
Dogan Sirketler Grubu Holding AS	109,297	33,603
EGE Endustri VE Ticaret AS	135	11,053
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,801	11,300
Enerjisa Enerji AS (C)	21,617	26,597
Enka Insaat ve Sanayi AS	23,762	23,799
Eregli Demir ve Celik Fabrikalari TAS	64,505	89,854
Fenerbahce Futbol AS (A)	3,066	8,474
Ford Otomotiv Sanayi AS	2,343	25,972
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	901
Goodyear Lastikleri TAS	8,064	4,555
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	18,570	12,876
Gubre Fabrikalari TAS (A)	14,222	16,857
Hektas Ticaret TAS (A)	10,299	13,066
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	9,793
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	28,833	11,839
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (B)	92,916	38,523
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	47,349	11,843
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	7,474
KOC Holding AS	15,702	54,613
Kordsa Teknik Tekstil AS	9,990	20,661
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Turkey (continued)
Koza Altin Isletmeleri AS (A)	2,415	$30,809
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,083	27,281
Logo Yazilim Sanayi Ve Ticaret AS (A)	1,627	14,853
Migros Ticaret AS (A)	5,109	19,645
NET Holding AS (A)	21,691	8,143
Netas Telekomunikasyon AS (A)	3,698	8,125
Otokar Otomotiv Ve Savunma Sanayi AS	263	6,835
Pegasus Hava Tasimaciligi AS (A)	3,928	49,499
Petkim Petrokimya Holding AS (A)(B)	53,903	33,626
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	29,481
Sasa Polyester Sanayi AS	9,888	10,933
Sekerbank Turk AS (A)	38,101	7,808
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,385	18,630
Soda Sanayii AS	16,232	16,369
TAV Havalimanlari Holding AS	14,239	66,549
Tekfen Holding AS	13,332	43,777
Tofas Turk Otomobil Fabrikasi AS	7,397	31,205
Trakya Cam Sanayii AS	27,339	15,670
Tupras Turkiye Petrol Rafinerileri AS	4,130	88,889
Turk Hava Yollari AO (A)	41,064	97,388
Turk Telekomunikasyon AS (A)	16,647	19,537
Turk Traktor ve Ziraat Makineleri AS (A)	1,046	8,608
Turkcell Iletisim Hizmetleri AS	54,660	128,615
Turkiye Garanti Bankasi AS (A)	77,923	136,619
Turkiye Halk Bankasi AS (A)	19,041	19,075
Turkiye Is Bankasi AS, Class C (A)	68,959	73,609
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	24,747
Turkiye Sise ve Cam Fabrikalari AS	38,799	33,624
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	30,583
Ulker Biskuvi Sanayi AS	4,197	15,800
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	16,343
Yapi ve Kredi Bankasi AS (A)	46,073	19,200
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	13,870	14,677
Ukraine 0.0%		89,052
Kernel Holding SA	8,419	89,052
United States 0.0%		111,520
Bizlink Holding, Inc.	7,064	52,665
GCS Holdings, Inc.	10,000	22,824

Nexteer Automotive Group, Ltd.	43,000	36,031
Preferred securities 2.5%		$6,791,048
(Cost $5,378,552)
Brazil 2.3%		6,266,190
AES Tiete Energia SA	677	395
Alpargatas SA (A)	9,378	69,775
Azul SA (A)	14,874	184,550
Banco ABC Brasil SA	5,183	22,256
Banco Bradesco SA	158,962	1,254,064
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	75,161
Banco Pan SA	26,039	54,862
Centrais Eletricas Brasileiras SA, B Shares	9,154	77,298
Centrais Eletricas Santa Catarina	3,200	36,243
Cia Brasileira de Distribuicao	10,117	190,072
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Cia de Saneamento do Parana	47,281	$207,609
Cia de Transmissao de Energia Eletrica Paulista	12,472	65,251
Cia Energetica de Minas Gerais	40,044	122,675
Cia Energetica de Sao Paulo, B Shares	21,651	151,987
Cia Energetica do Ceara, A Shares	2,100	31,249
Cia Ferro Ligas da Bahia	4,476	21,028
Cia Paranaense de Energia, B Shares	7,100	104,093
Eucatex SA Industria e Comercio	24,300	38,169
Gerdau SA	55,200	220,737
Gol Linhas Aereas Inteligentes SA (A)	6,900	55,836
Itau Unibanco Holding SA	108,661	888,804
Lojas Americanas SA	7,602	39,772
Marcopolo SA	33,745	28,136
Petroleo Brasileiro SA	286,638	1,971,538
Randon SA Implementos e Participacoes	12,025	30,476
Telefonica Brasil SA	15,999	211,509
Unipar Carbocloro SA	7,701	54,497
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	58,148
Chile 0.1%		147,859
Coca-Cola Embonor SA, B Shares	24,421	36,005
Embotelladora Andina SA, B Shares	20,258	50,787
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	61,067
Colombia 0.1%		328,931
Banco Davivienda SA	5,890	71,543
Bancolombia SA	12,427	150,874
Grupo Argos SA	4,425	16,834
Grupo Aval Acciones y Valores SA	106,446	42,372
Grupo de Inversiones Suramericana SA	6,068	47,308
Panama 0.0%		29,854
Avianca Holdings SA	59,155	29,854
South Korea 0.0%		18,214

CJ Corp. (A)	323	18,214
Investment companies 0.1%		$183,087
(Cost $102,673)
South Korea 0.1%		183,087

Macquarie Korea Infrastructure Fund (B)	18,095	183,087
Rights 0.0%		$2,896
(Cost $0)
Cosmochemical Company, Ltd. (Expiration Date: 12-6-19; Strike Price: KRW 3,710.00) (A)	315	67
Dayang Enterprise Holdings BHD (Expiration Date: 12-9-19; Strike Price: MYR 0.92) (A)	3,200	858
Hyundai Electric & Energy System Company, Ltd. (Expiration Date: 12-11-19; Strike Price: KRW 6,840.00) (A)	418	637
LAMDA Development SA (Expiration Date: 12-17-19; Strike Price: EUR 6.70) (A)	1,982	1,329
Long Chen Paper Company, Ltd. (Expiration Date: 12-17-19; Strike Price: TWD 13.10) (A)	1,524	5

	Yield (%)	Shares	Value
Short-term investments 2.0%			$5,244,535
(Cost $5,243,570)
Short-term funds 2.0%			5,244,535
John Hancock Collateral Trust (E)	1.7887(F)	524,123	5,244,535

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

Total investments (Cost $232,055,304) 101.4%	$272,602,814
Other assets and liabilities, net (1.4%)	(3,656,566)
Total net assets 100.0%	$268,946,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
EUR	Euro
KRW	Korean Won
MYR	Malaysian Ringgit
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $4,894,216.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-19.
The fund had the following sector composition as a percentage of net assets on 11-30-19:
Financials	20.7%
Information technology	18.0%
Consumer discretionary	9.5%
Materials	9.4%
Communication services	8.6%
Energy	8.5%
Consumer staples	7.6%
Industrials	7.5%
Utilities	3.7%
Health care	3.1%
Real estate	2.8%
Short-term investments and other	0.6%
TOTAL	100.0%
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$48,041	—	$48,041	—
Belgium	114,292	—	114,292	—
Brazil	19,739,658	$19,739,658	—	—
Chile	2,944,894	2,944,894	—	—
China	39,551,389	7,172,603	31,944,666	$434,120
Colombia	1,026,910	1,026,910	—	—
Czech Republic	488,052	—	488,052	—
Egypt	399,006	—	399,006	—
Greece	956,900	—	945,898	11,002
Hong Kong	11,342,722	3,000,445	8,165,427	176,850
Hungary	1,177,641	—	1,177,641	—
India	32,428,328	—	32,406,094	22,234
Indonesia	6,761,279	222,605	6,462,265	76,409
Malaysia	7,058,886	—	7,058,886	—
Malta	28,792	—	28,792	—
Mexico	9,528,614	9,528,614	—	—
Netherlands	87,102	87,102	—	—
Peru	543,240	543,240	—	—
|	69

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Philippines	$4,083,089	—	$4,081,692	$1,397
Poland	3,112,097	—	3,112,097	—
Romania	152,851	—	152,851	—
Russia	4,668,203	$1,465,128	3,203,075	—
South Africa	16,786,148	1,607,034	15,165,719	13,395
South Korea	39,776,585	803,080	38,861,981	111,524
Spain	158,562	86,006	72,556	—
Taiwan	44,947,669	650,011	44,297,658	—
Thailand	10,107,317	—	10,085,936	21,381
Turkey	2,162,409	—	2,161,508	901
Ukraine	89,052	—	89,052	—
United States	111,520	—	111,520	—
Preferred securities
Brazil	6,266,190	6,266,190	—	—
Chile	147,859	147,859	—	—
Colombia	328,931	328,931	—	—
Panama	29,854	29,854	—	—
South Korea	18,214	—	18,214	—
Investment companies	183,087	—	183,087	—
Rights	2,896	637	2,259	—
Short-term investments	5,244,535	5,244,535	—	—
Total investments in securities	$272,602,814	$60,895,336	$210,838,265	$869,213
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	524,123	$7,481,658	$5,742,865	$(7,979,494)	$(77)	$(417)	$28,113	—	$5,244,535
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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